FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03395
                                   ---------

               FRANKLIN FEDERAL TAX-FREE INCOME FUND
               -------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        (Address of principal executive offices) (Zip code)

 MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
 -----------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period:  7/31/05
                           -------



Item 1. Schedule of Investments.


FRANKLIN FEDERAL TAX-FREE INCOME FUND

QUARTERLY STATEMENT OF INVESTMENTS
JULY 31, 2005

--------------------------------------------------------------------------------

CONTENTS
Statement of Investments ..................................................    3
Notes to Statement of Investments .........................................   35


                                    [LOGO](R)
                               FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

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                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.2%
   BONDS 93.2%
   ALABAMA 1.0%
   Alabama HFA, SFMR, Series D-2, GNMA Secured, 5.75%, 10/01/23 ..................................     $ 1,995,000    $    2,043,658
   Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.125%,
    6/01/28 ......................................................................................       7,000,000         7,319,900
   Auburn University General Fee Revenue, AMBAC Insured, 5.00%, 6/01/34 ..........................      11,025,000        11,545,049
   Courtland IDB, PCR, Champion International Corp. Project, Refunding, 6.15%, 6/01/19 ...........       5,000,000         5,131,750
   Courtland IDB Solid Waste Disposal Revenue, Champion International Corp. Project,
    Refunding,
     6.00%, 8/01/29 ..............................................................................      12,000,000        12,559,200
     Series A, 6.70%, 11/01/29 ...................................................................       4,000,000         4,348,320
   Fairfield IDB Environmental Improvement Revenue, USX Corp. Project, Refunding, 5.45%,
    9/01/14 ......................................................................................       1,445,000         1,519,692
   University of Alabama General Revenue, Series A, MBIA Insured, 5.00%,
     7/01/29 .....................................................................................      10,000,000        10,536,000
     7/01/34 .....................................................................................      11,500,000        12,046,825
   University of Alabama University Revenues, Hospital, Series A, MBIA Insured, 5.875%,
    9/01/31 ......................................................................................       5,000,000         5,530,800
                                                                                                                      --------------
                                                                                                                          72,581,194
                                                                                                                      --------------
   ALASKA 0.4%
   Alaska State HFC Revenue, General Housing, Series A, FGIC Insured, 5.00%,
     12/01/29 ....................................................................................       4,000,000         4,181,760
     12/01/30 ....................................................................................       3,500,000         3,650,885
   Alaska State International Airports Revenues, Series B,
     AMBAC Insured, 5.25%, 10/01/27 ..............................................................      15,000,000        15,888,450
     MBIA Insured, 5.00%, 10/01/28 ...............................................................       5,100,000         5,304,051
                                                                                                                      --------------
                                                                                                                          29,025,146
                                                                                                                      --------------
   ARIZONA 1.9%
   Gila County IDAR, Asarco Inc., Refunding, 5.55%, 1/01/27 ......................................       3,340,000         2,896,114
   Maricopa County IDA Health Facilities Revenue, Catholic Healthcare West Project, Refunding,
    Series A, 5.00%, 7/01/16 .....................................................................      23,000,000        23,766,130
   Maricopa County IDA Hospital Facility Revenue, Mayo Clinic Hospital, 5.25%, 11/15/37 ..........      19,000,000        19,968,430
   Mesa IDAR, Discovery Health System, Series A, MBIA Insured, Pre-Refunded, 5.75%,
    1/01/25 ......................................................................................      22,500,000        25,008,300
   Salt River Project Agricultural Improvement and Power District Electric System Revenue,
    Salt River Project,
     Refunding, Series A, 5.125%, 1/01/27 ........................................................      35,000,000        37,375,100
     Series B, 5.00%, 1/01/25 ....................................................................      17,500,000        18,520,075
   Scottsdale Municipal Property Corp. Excise Tax Revenue, Series A, 5.00%, 7/01/34 ..............       7,500,000         7,919,100
                                                                                                                      --------------
                                                                                                                         135,453,249
                                                                                                                      --------------
   ARKANSAS 1.4%
   Arkansas State Development Finance Authority HMR, Series B-1, GNMA I SF Secured, 5.80%,
    1/01/23 ......................................................................................         245,000           251,174
   Arkansas State Development Finance Authority Revenue, White River Medical Center Project,
    5.60%, 6/01/24 ...............................................................................       1,200,000         1,237,200


                                          Quarterly Statement of Investments | 3

FRANKLIN FEDERAL TAX-FREE INCOME FUND

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                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ARKANSAS (CONT.)
   Arkansas State Development Finance Authority SFMR, MBS Program, Series B, 6.10%,
    1/01/29 ......................................................................................     $   220,000    $      225,482
   Arkansas State Development Finance Authority Wastewater System Revenue, Revolving Loan
    Fund, Series A, Pre-Refunded, 5.85%, 12/01/19 ................................................       1,000,000         1,035,690
   Arkansas State Student Loan Authority Revenue,
     Refunding, Sub Series B, 5.60%, 6/01/14 .....................................................         325,000           337,097
     Sub Series B, Pre-Refunded, 6.25%, 6/01/10 ..................................................         500,000           513,745
   Jefferson County PCR,
     Arkansas Power and Light Co. Project, Refunding, 6.30%, 6/01/18 .............................       1,865,000         1,904,930
     Entergy Arkansas Inc. Project, Refunding, 5.60%, 10/01/17 ...................................       7,900,000         7,918,170
   Pope County PCR, Arkansas Power and Light Co. Project, Refunding, 6.30%,
     12/01/16 ....................................................................................       2,600,000         2,643,004
     11/01/20 ....................................................................................      60,500,000        60,652,460
   Pulaski County Health Facilities Board Revenue, Nazareth Sisters of Charity, St. Vincent's
    Infirmary, MBIA Insured, ETM, 6.05%, 11/01/09 ................................................         125,000           139,026
   Saline County Hospital Revenue, Refunding, Connie Lee Insured, 6.00%, 9/01/19 .................         700,000           715,589
   Saline County Retirement Housing and Healthcare Facilities Board Revenue, Refunding,
    AMBAC Insured, 5.80%, 6/01/11 ................................................................         195,000           200,655
   University of Arkansas University Revenues,
     Construction, University of Arkansas for Medical Sciences Campus, Series B, MBIA Insured,
       5.00%, 11/01/28 ...........................................................................       1,000,000         1,055,990
     Construction, University of Arkansas for Medical Sciences Campus, Series B, MBIA Insured,
       5.00%, 11/01/34 ...........................................................................       9,000,000         9,475,830
     Various Facility, Fayetteville Campus, FGIC Insured, 5.00%, 12/01/27 ........................       5,000,000         5,230,500
   University of Central Arkansas Academic Facilities Revenue,
     Series B, AMBAC Insured, 5.875%, 4/01/16 ....................................................         250,000           259,830
     Series C, AMBAC Insured, 6.00%, 4/01/21 .....................................................       1,000,000         1,039,800
   University of Central Arkansas Athletic Facilities Revenue, Series C, AMBAC Insured,
     6.00%, 4/01/21 ..............................................................................       1,000,000         1,039,800
     6.125%, 4/01/26 .............................................................................       1,200,000         1,249,140
   University of Central Arkansas Housing System Revenue, Refunding, Series A, AMBAC Insured,
    6.00%, 4/01/21 ...............................................................................       1,000,000         1,039,800
                                                                                                                      --------------
                                                                                                                          98,164,912
                                                                                                                      --------------
   CALIFORNIA 6.5%
   Alhambra COP, Clubhouse Facility Project, 11.25%,
     1/01/08 .....................................................................................         410,000           423,997
     1/01/09 .....................................................................................         455,000           470,384
     1/01/10 .....................................................................................         500,000           516,690
   California Educational Facilities Authority Revenue, Pooled College and University Projects,
    Series B, 6.00%, 12/01/20 ....................................................................       6,025,000         6,203,219
   California Health Facilities Financing Authority Revenue, St. Francis Medical Center,
    Refunding, Series H, AMBAC Insured, 6.30%, 10/01/15 ..........................................       2,800,000         2,870,532
   California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges,
    first lien, Series A, AMBAC Insured, 5.00%, 7/01/33 ..........................................      24,500,000        25,739,455


4 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   California State GO,
     5.90%, 5/01/08 ..............................................................................     $   235,000    $      239,143
     6.00%, 5/01/18 ..............................................................................         535,000           544,523
     6.00%, 5/01/20 ..............................................................................         850,000           865,172
     5.90%, 4/01/23 ..............................................................................       1,200,000         1,205,856
     5.00%, 2/01/24 ..............................................................................       5,000,000         5,238,100
     5.00%, 2/01/26 ..............................................................................      20,000,000        20,911,000
     5.125%, 2/01/26 .............................................................................       7,500,000         7,952,850
     5.00%, 2/01/32 ..............................................................................      49,000,000        50,925,700
     Refunding, 5.125%, 6/01/25 ..................................................................      25,000,000        26,301,750
     Refunding, 5.00%, 2/01/26 ...................................................................      27,000,000        28,107,540
     Various Purpose, 5.25%, 11/01/25 ............................................................      16,260,000        17,426,655
     Various Purpose, 5.25%, 4/01/27 .............................................................      17,500,000        18,769,100
     Various Purpose, 5.50%, 11/01/33 ............................................................       2,500,000         2,761,000
   California State Public Works Board Lease Revenue, Various University of California Projects,
    Series D, 5.00%, 5/01/27 .....................................................................      10,000,000        10,560,000
   Chino USD, COP,
     FSA Insured, Pre-Refunded, 5.90%, 9/01/15 ...................................................       2,010,000         2,055,486
     Refunding, FSA Insured, 5.90%, 9/01/15 ......................................................       6,230,000         6,369,490
   Foothill/Eastern Corridor Agency Toll Road Revenue,
     Refunding, 5.75%, 1/15/40 ...................................................................      20,000,000        20,449,400
     senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 .........................................      39,240,000        41,289,898
   Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
     5.375%, 6/01/28 .............................................................................      50,000,000        54,105,500
     2003 Series A-1, 6.25%, 6/01/33 .............................................................      26,000,000        28,972,060
   Hacienda La Puente USD, GO, Election of 2000, Series B, FSA Insured, 5.00%, 8/01/27 ...........       5,000,000         5,276,200
   Los Angeles CRDA Housing Revenue, Refunding, Series A, AMBAC Insured, 6.55%,
    1/01/27 ......................................................................................       2,535,000         2,577,791
   Los Angeles Regional Airports Improvement Corp. Lease Revenue,
       Facilities Sub Lease, International Airport, Refunding, 6.35%, 11/01/25 ...................       7,500,000         6,202,500
    (a)United Airlines, International Airport, Refunding, 6.875%, 11/15/12 .......................       8,400,000         7,357,896
   Los Angeles USD, GO, Series A, MBIA Insured, 5.00%, 1/01/28 ...................................      25,000,000        26,350,750
   Los Angeles Wastewater System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/25 ................      10,000,000        10,555,700
   Metropolitan Water District Southern California Waterworks Revenue, Series B-2, FGIC Insured,
    5.00%, 10/01/27 ..............................................................................       9,645,000        10,207,111
   Pajaro Valley USD, GO, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/26 ....................       5,285,000         5,845,316
   Pomona PFAR, Series Q, MBIA Insured, Pre-Refunded, 5.90%, 12/01/25 ............................       4,000,000         4,119,840
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien, 5.00%,
    1/01/33 ......................................................................................       5,000,000         4,564,350
                                                                                                                      --------------
                                                                                                                         464,331,954
                                                                                                                      --------------
   COLORADO 2.8%
   Colorado Health Facilities Authority Revenue,
     Catholic Health Initiatives, Series A, 5.00%, 12/01/28 ......................................       2,000,000         2,045,400
     Kaiser Permanente, Series A, ETM, 5.35%, 11/01/16 ...........................................      13,250,000        13,725,013
     Kaiser Permanente, Series B, ETM, 5.35%, 8/01/15 ............................................      20,200,000        20,928,008


                                          Quarterly Statement of Investments | 5

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   COLORADO (CONT.)
   Denver City and County Airport Revenue, Refunding, Series E, MBIA Insured, 5.25%,
     11/15/23 ....................................................................................     $43,000,000    $   45,129,360
   Denver City and County School District No. 1 COP, Denver School Facilities Leasing Corp.,
     AMBAC Insured, 5.50%, 12/15/08 ..............................................................       1,000,000         1,034,420
(a)Denver City and County Special Facilities Airport Revenue, United Airlines Inc. Project,
     Series A, 6.875%, 10/01/32 ..................................................................      47,980,000        43,745,285
   Denver Convention Center Hotel Authority Revenue, Senior Series A, XLCA Insured, 4.75%,
     12/01/28 ....................................................................................      13,500,000        13,854,105
   E-470 Public Highway Authority Revenue, Refunding, Senior Series A, MBIA Insured, 5.00%,
     9/01/21 .....................................................................................      12,715,000        13,256,278
   Littleton MFHR, Riverpointe I, Refunding, Series A, FSA Insured, 5.95%, 4/01/29 ...............      11,095,000        11,731,298
   Northwest Parkway Public Highway Authority Revenue, Series A, AMBAC Insured, 5.125%,
     6/15/31 .....................................................................................       7,500,000         7,950,000
   Pueblo County School District No. 060 GO, FGIC Insured, 5.00%, 12/15/22 .......................       5,500,000         5,815,315
   Thornton Water Enterprise Revenue, MBIA Insured, 5.00%, 12/01/34 ..............................      10,000,000        10,501,300
   University of Colorado Hospital Authority Revenue, Series A, AMBAC Insured, 5.00%,
     11/15/29 ....................................................................................       8,500,000         8,802,345
                                                                                                                      --------------
                                                                                                                         198,518,127
                                                                                                                      --------------
   CONNECTICUT 0.3%
   Connecticut State GO, Series D, 5.00%, 11/15/20 ...............................................       8,000,000         8,481,200
   Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series B,
     AMBAC Insured, Pre-Refunded, 5.00%, 12/01/17 ................................................      11,870,000        13,003,466
   Meriden Housing Authority MFR, Connecticut Baptist Housing Project, GNMA I SF Secured,
     5.80%, 8/20/39 ..............................................................................       2,710,000         2,895,093
                                                                                                                      --------------
                                                                                                                          24,379,759
                                                                                                                      --------------
   DELAWARE 0.0%(b)
   Delaware State Housing Authority MFMR, Refunding, Series D, 6.75%, 7/01/06 ....................         705,000           713,100
                                                                                                                      --------------
   DISTRICT OF COLUMBIA 1.0%
   District of Columbia GO,
      FGIC Insured, 5.00%, 6/01/28 ...............................................................      22,475,000        23,464,349
      Series A, FSA Insured, 5.375%, 6/01/24 .....................................................       3,580,000         3,836,364
      Series A, FSA Insured, Pre-Refunded, 5.375%, 6/01/24 .......................................       1,420,000         1,548,851
      Series E, MBIA Insured, ETM, 6.00%, 6/01/13 ................................................          15,000            15,157
   District of Columbia Tobacco Settlement Financing Corp. Revenue, Asset Backed Bonds,
     6.50%, 5/15/33 ..............................................................................      35,000,000        41,644,750
                                                                                                                      --------------
                                                                                                                          70,509,471
                                                                                                                      --------------
   FLORIDA 3.9%
   Broward County School Board COP,
      MBIA Insured, 5.00%, 7/01/28 ...............................................................      17,415,000        18,296,025
      Series A, FSA Insured, 5.25%, 7/01/24 ......................................................      25,000,000        26,909,750
   Callaway/Bay County Wastewater Systems Revenue, Series A, FGIC Insured, Pre-Refunded,
     6.00%, 9/01/26 ..............................................................................         695,000           732,537
   Escambia County Health Facilities Authority Revenue, Ascension Health Credit, Series A-2,
     AMBAC Insured, Pre-Refunded, 5.75%, 11/15/29 ................................................      10,000,000        11,057,500


6 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D,
     5.75%, 6/01/22 ..............................................................................     $10,000,000    $   11,033,300
     6.00%, 6/01/23 ..............................................................................      17,500,000        21,649,775
   Hillsborough County IDAR, Refunding, Series A, 5.25%, 10/01/24 ................................      13,500,000        14,118,705
   Hillsborough County School Board COP,
     MBIA Insured, 5.00%, 7/01/27 ................................................................       5,000,000         5,249,550
     Refunding, Series A, MBIA Insured, 5.00%, 7/01/25 ...........................................       5,000,000         5,234,400
   Jacksonville Capital Improvement Revenue, Series A, AMBAC Insured, 5.00%, 10/01/30 ............      20,175,000        21,125,041
   Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%,
     10/01/23 ....................................................................................       6,000,000         6,324,480
     10/01/26 ....................................................................................      20,000,000        20,970,200
   Jacksonville Transportation Revenue, MBIA Insured, 5.00%, 10/01/31 ............................       5,000,000         5,198,350
   Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30 .........................      12,000,000        12,617,640
   Miami-Dade County Special Obligation Revenue, Juvenile Courthouse Project, Series A,
    AMBAC Insured, 5.00%, 4/01/32 ................................................................      10,000,000        10,472,200
   Orlando and Orange County Expressway Authority Revenue, Series B, AMBAC Insured, 5.00%,
    7/01/28 ......................................................................................      10,630,000        11,204,339
   Orlando Utilities Commission Water and Electric Revenue, Refunding, 5.00%, 10/01/22 ...........       7,500,000         7,948,275
   Palm Beach County School Board COP,
     Refunding, Series D, FSA Insured, 5.00%, 8/01/28 ............................................      25,000,000        26,124,250
     Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/23 ........................................       5,100,000         5,767,539
   St. Augustine Water and Sewer Revenue, Refunding, Series A, MBIA Insured,
     ETM, 6.20%, 10/01/05 ........................................................................       1,130,000         1,136,520
     Pre-Refunded, 6.20%, 10/01/06 ...............................................................       1,200,000         1,230,288
     Pre-Refunded, 6.20%, 10/01/07 ...............................................................       1,275,000         1,307,308
     Pre-Refunded, 6.20%, 10/01/08 ...............................................................       1,355,000         1,389,268
     Pre-Refunded, 6.20%, 10/01/12 ...............................................................       6,300,000         6,459,201
   Tampa Bay Water Utility System Revenue, Series B, FGIC Insured,
     5.00%, 10/01/26 .............................................................................       5,245,000         5,482,021
     5.00%, 10/01/31 .............................................................................      10,000,000        10,396,700
     Pre-Refunded, 5.00%, 10/01/26 ...............................................................       4,755,000         5,180,002
                                                                                                                      --------------
                                                                                                                         274,615,164
                                                                                                                      --------------
   GEORGIA 3.7%
   Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
     Series C, FSA Insured, 5.00%, 1/01/33 .......................................................      29,520,000        30,968,251
     Series J, FSA Insured, 5.00%, 1/01/29 .......................................................      10,000,000        10,536,700
   Atlanta Airport Revenue, General,
     Series A, FGIC Insured, Pre-Refunded, 5.50%, 1/01/26 ........................................      18,295,000        20,147,918
     Series G, FSA Insured, 5.00%, 1/01/30 .......................................................      18,285,000        19,237,466
   Atlanta Development Authority Revenue,
     Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/24 ...............       6,385,000         6,983,466
     Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/25 ...............       6,955,000         7,620,176
     Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26 ...............       5,000,000         5,443,650
     Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/27 ...............       5,000,000         5,434,950
     Yamacraw Design Center Project, Series A, MBIA Insured, 5.125%, 1/01/27 .....................       5,000,000         5,286,200
   Atlanta Water and Wastewater Revenue,
     FSA Insured, 5.00%, 11/01/34 ................................................................      20,205,000        21,304,758
     Refunding, Series A, MBIA Insured, 5.00%, 11/01/33 ..........................................      13,000,000        13,519,350


                                          Quarterly Statement of Investments | 7

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   GEORGIA (CONT.)
   Cobb County Hospital Authority Revenue, AMBAC Insured, 5.00%, 4/01/28 .........................     $18,000,000    $   19,138,860
   De Kalb County Water and Sewer Revenue, 5.25%, 10/01/25 .......................................      12,000,000        12,947,640
   Griffin Combined Public Utility Revenue, Refunding and Improvement, AMBAC Insured,
    5.00%, 1/01/25 ...............................................................................       5,000,000         5,328,150
   Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital
    Systems Inc. Project, Series B, MBIA Insured, 5.30%, 9/01/27 .................................      10,000,000        10,715,000
   Gwinnett County Water and Sewer Authority Revenue, 5.25%, 8/01/25 .............................      20,000,000        21,600,800
   Henry County and Henry County Water and Sewer Authority Revenue, Refunding and
    Improvement, Series A, MBIA Insured, 5.00%, 2/01/26 ..........................................       5,770,000         6,119,085
   Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Second Indenture Series,
    MBIA Insured, 5.00%,
     7/01/23 .....................................................................................      10,150,000        10,728,347
     7/01/25 .....................................................................................      12,160,000        12,813,235
     7/01/26 .....................................................................................      12,800,000        13,470,848
   Richmond County Development Authority Educational Facilities Revenue, MCG-PPG Cancer
    Research Center, Series A, AMBAC Insured, 5.00%, 12/15/29 ....................................       5,000,000         5,298,950
                                                                                                                      --------------
                                                                                                                         264,643,800
                                                                                                                      --------------
   HAWAII 1.2%
   Hawaii State Airports System Revenue, Second Series,
     ETM, 6.90%, 7/01/12 .........................................................................         500,000           568,320
     MBIA Insured, ETM, 6.90%, 7/01/12 ...........................................................         400,000           455,640
   Hawaii State Department of Budget and Finance Special Purpose Revenue,
     Hawaiian Electric Co. Project, Series B, MBIA Insured, 5.875%, 12/01/26 .....................         500,000           518,485
     Kaiser Permanente, Series A, ETM, 5.15%, 3/01/15 ............................................       4,000,000         4,245,640
     Kapiolani Health Obligation, Pre-Refunded, 6.25%, 7/01/21 ...................................       7,350,000         7,718,235
     Pre-Refunded, 6.00%, 7/01/11 ................................................................       1,000,000         1,047,870
     Pre-Refunded, 6.20%, 7/01/16 ................................................................       2,000,000         2,099,320
     Queens Health System, Series A, Pre-Refunded, 6.05%, 7/01/16 ................................       1,000,000         1,048,320
     Queens Health System, Series A, Pre-Refunded, 6.00%, 7/01/20 ................................         120,000           125,745
     Queens Health System, Series A, Pre-Refunded, 5.75%, 7/01/26 ................................       7,000,000         7,319,480
     Wilcox Memorial Hospital Projects, 5.25%, 7/01/13 ...........................................         600,000           630,750
     Wilcox Memorial Hospital Projects, 5.35%, 7/01/18 ...........................................       2,040,000         2,143,754
     Wilcox Memorial Hospital Projects, 5.50%, 7/01/28 ...........................................       2,410,000         2,468,105
   Hawaii State GO,
     Series BW, 6.375%, 3/01/11 ..................................................................         100,000           114,887
     Series CA, 6.00%, 1/01/09 ...................................................................         100,000           108,977
     Series CT, FSA Insured, Pre-Refunded, 5.875%, 9/01/19 .......................................       5,000,000         5,561,450
   Hawaii State Housing Finance and Development Corp. SFM Purchase Revenue,
     Refunding, Series B, FNMA Insured, 6.90%, 7/01/16 ...........................................         155,000           155,000
     Series A, 7.10%, 7/01/24 ....................................................................         725,000           725,000
     Series A, FNMA Insured, 7.00%, 7/01/11 ......................................................          45,000            45,000
     Series A, FNMA Insured, 5.75%, 7/01/30 ......................................................         830,000           835,735
     Series B, 7.00%, 7/01/31 ....................................................................       5,175,000         5,175,000
   Honolulu City and County GO,
     Series 1992, ETM, 6.00%, 12/01/14 ...........................................................         150,000           177,128
     Series C, FGIC Insured, 5.00%, 7/01/20 ......................................................       5,250,000         5,547,623
   Honolulu City and County MFHR, Waipahu Towers Project, Series A, 6.90%, 6/20/35 ...............       1,205,000         1,227,220


8 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   HAWAII (CONT.)
   Honolulu City and County Wastewater System Revenue,
       First Bond Resolution, Senior Series, AMBAC Insured, 5.125%, 7/01/31 ......................     $ 8,000,000    $    8,374,960
       Second Bond Resolution, Junior Series, FGIC Insured, 5.00%, 7/01/23 .......................      10,000,000        10,551,900
    (c)Senior Series A, FGIC Insured, 5.00%, 7/01/30 .............................................      15,000,000        15,852,000
   Honolulu City and County Water Supply Board Water System Revenue, Pre-Refunded, 5.80%,
    7/01/21 ......................................................................................       1,785,000         1,851,509
   Kauai County GO, Refunding, Series C, AMBAC Insured, 5.95%, 8/01/10 ...........................         220,000           247,073
                                                                                                                      --------------
                                                                                                                          86,940,126
                                                                                                                      --------------
   IDAHO 0.0%(b)
   Idaho Housing Agency Revenue, Refunding, Series D-1, 6.45%, 7/01/19 ...........................         430,000           433,535
                                                                                                                      --------------
   ILLINOIS 4.8%
   Chicago Board of Education GO, Chicago School Reform, MBIA Insured, Pre-Refunded,
    6.00%, 12/01/16 ..............................................................................       9,700,000        10,298,878
   Chicago COP, AMBAC Insured, 7.75%, 7/15/11 ....................................................      11,700,000        13,691,808
   Chicago GO, Lakefront Millennium Parking Facilities, MBIA Insured, 5.75%, 1/01/23 .............       8,955,000        10,681,345
   Chicago O'Hare International Airport Special Facilities Revenue, American Airlines Inc. .......
    Project, 8.20%, 12/01/24 .....................................................................      11,720,000        11,495,562
   Chicago Sales Tax Revenue, FGIC Insured, Pre-Refunded, 5.375%, 1/01/27 ........................       3,060,000         3,288,429
   Chicago SFMR, Collateralized, Series A, GNMA Secured, 7.25%, 9/01/28 ..........................         120,000           121,981
   Cook County GO, Capital Improvement, Refunding, FGIC Insured, 5.90%, 12/01/14 .................      10,000,000        10,296,300
   Cook County Tinley Park School District No. 140 GO, Refunding, Series A, AMBAC Insured,
    6.00%, 12/01/15 ..............................................................................       8,750,000         9,260,562
   Illinois Development Finance Authority Hospital Revenue,
     Adventist Health System, Sunbelt Obligation, 5.65%, 11/15/24 ................................       6,030,000         6,344,404
     Adventist Health System, Sunbelt Obligation, 5.50%, 11/15/29 ................................      20,000,000        20,776,600
     Sisters of St. Francis Health Services, Refunding, MBIA Insured, 5.375%, 11/01/27 ...........       5,000,000         5,297,350
   Illinois Development Finance Authority PCR, Illinois Power Co. Project, Series A,
    Pre-Refunded, 7.375%, 7/01/21 ................................................................      26,550,000        28,122,025
   Illinois Development Finance Authority Revenue, Provena Health, Series A, MBIA Insured,
    5.50%, 5/15/21 ...............................................................................      10,000,000        10,602,600
   Illinois HDA Revenue,
     MF Program, Series 1, 6.625%, 9/01/12 .......................................................      11,245,000        11,247,361
     MF Program, Series 1, 6.75%, 9/01/21 ........................................................       6,915,000         6,916,660
     MFH, Refunding, Series A, 7.10%, 7/01/26 ....................................................       9,305,000         9,334,311
   Illinois Health Facilities Authority Revenue,
     Children's Memorial Hospital, Series A, AMBAC Insured, Pre-Refunded, 5.75%,
       8/15/25 ...................................................................................       9,120,000        10,091,827
     Loyola University Health Systems, Refunding, Series A, MBIA Insured, 5.625%,
       7/01/18 ...................................................................................       7,090,000         7,471,442
     Loyola University Health Systems, Series A, MBIA Insured, ETM, 5.625%, 7/01/18 ..............       2,105,000         2,475,206
     Methodist Medical Center, Refunding, MBIA Insured, 5.25%, 11/15/21 ..........................       2,885,000         3,050,224
     Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%,
       11/15/28 ..................................................................................       7,500,000         7,772,775
     South Suburban Hospital, ETM, 7.00%, 2/15/18 ................................................       4,200,000         5,214,216
     Victory Health Services, Series A, 5.75%, 8/15/27 ...........................................       8,015,000         7,925,072
   Kane County School District No. 129 GO, Series A, FGIC Insured, 5.25%, 2/01/22 ................       5,285,000         5,640,892


                                          Quarterly Statement of Investments | 9

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ILLINOIS (CONT.)
   Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
     FGIC Insured, ETM, 6.50%, 6/15/07 ...........................................................     $     5,000    $        5,073
     McCormick Place Expansion Project, Refunding, Series A, FGIC Insured, 5.25%,
       12/15/28 ..................................................................................      39,580,000        41,518,233
     McCormick Place Expansion Project, Series A, 6.50%, 6/15/22 .................................           5,000             5,021
     McCormick Place Expansion Project, Series A, 6.50%, 6/15/27 .................................         555,000           557,287
     McCormick Place Expansion Project, Series A, FGIC Insured, 6.65%, 6/15/12 ...................         250,000           251,047
     McCormick Place Expansion Project, Series A, MBIA Insured, 5.00%, 12/15/28 ..................      26,795,000        28,052,489
   Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
    Convention Center,
     ETM, 5.75%, 7/01/06 .........................................................................         360,000           369,742
     ETM, 7.00%, 7/01/26 .........................................................................      12,000,000        16,075,200
     Pre-Refunded, 6.25%, 7/01/17 ................................................................       3,500,000         3,678,640
   Onterie Center HFC Mortgage Revenue, Refunding, MBIA Insured, 7.05%, 7/01/27 ..................       4,350,000         4,380,015
   Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20 ...........       1,000,000         1,268,890
   Southwestern Illinois Development Authority IDR, Spectrulite Consortium Inc. Project,
    6.625%, 2/01/10 ..............................................................................       3,050,000         3,066,775
   University of Illinois University Revenues,
     Auxiliary Facilities, Refunding, Series A, AMBAC Insured, 5.00%, 4/01/30 ....................       5,000,000         5,168,850
     Auxiliary Facilities System, Refunding, Series B, FGIC Insured, 5.125%, 4/01/26 .............      12,000,000        12,553,440
   Upper River Valley Development Authority Environmental Facilities Revenue, General Electric
    Co. Project, 5.45%, 2/01/23 ..................................................................       3,600,000         3,769,560
   Will County Exempt Facilities Revenue, Mobil Oil Refining Corp. Project, 6.00%, 2/01/27 .......       7,130,000         7,378,908
                                                                                                                      --------------
                                                                                                                         345,517,000
                                                                                                                      --------------
   INDIANA 1.4%
   Carmel EDR, Cool Creek Assn., Refunding, 6.50%, 9/01/15 .......................................         985,000           986,546
   Carmel Industrial RDA County Option Income Tax Lease Rent Revenue, MBIA Insured,
    Pre-Refunded, 5.25%, 1/01/18 .................................................................       1,090,000         1,125,261
   Indiana Bond Bank Revenue, Special Program, Hendricks Redevelopment, Series B,
    Pre-Refunded, 6.20%, 2/01/23 .................................................................       3,500,000         3,734,780
   Indiana Health Facility Financing Authority Hospital Revenue,
     Community Foundation Northwest Indiana, Series A, 6.375%, 8/01/21 ...........................      17,500,000        18,676,000
     Jackson County Schneck Memorial Hospital, Refunding, 5.25%, 2/15/22 .........................       1,200,000         1,229,100
   Indiana Health Facility Financing Authority Revenue, Greenwood Village South Project,
    Refunding, 5.625%, 5/15/28 ...................................................................       1,750,000         1,762,582
   Indiana State Development Financing Authority Environmental Revenue, 6.25%, 7/15/30 ...........       2,000,000         2,102,540
   Indiana State Educational Facilities Authority Revenue,
     DePauw University Project, Refunding, 5.30%, 7/01/16 ........................................         600,000           638,934
     Valparaiso University, AMBAC Insured, 5.125%, 10/01/23 ......................................       2,015,000         2,131,407
   Indiana State HFA, SFMR,
     GNMA Secured, 6.10%, 7/01/22 ................................................................         220,000           226,728
     Refunding, Series A, 6.75%, 1/01/10 .........................................................       2,940,000         2,960,639
     Refunding, Series A, 6.80%, 1/01/17 .........................................................      12,835,000        13,062,180
   Indiana Transportation Finance Authority Highway Revenue,
     5.375%, 12/01/25 ............................................................................      12,765,000        13,770,371
     Pre-Refunded, 5.375%, 12/01/25 ..............................................................       2,235,000         2,455,192
   Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A,
    MBIA Insured, 5.25%, 7/01/33 .................................................................      19,020,000        20,089,685


10 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   INDIANA (CONT.)
   Jasper County EDR, Georgia-Pacific Corp. Project,
     5.625%, 12/01/27 ............................................................................     $ 3,500,000    $    3,529,750
     Refunding, 6.70%, 4/01/29 ...................................................................       3,000,000         3,159,150
   Madison County Authority Anderson Hospital Revenue, Refunding, Series A, BIG Insured,
    8.00%, 1/01/14 ...............................................................................          95,000            96,532
   New Albany Floyd County School Building Corp. Revenue, first mortgage, MBIA Insured,
    Pre-Refunded, 5.375%, 1/15/18 ................................................................       1,500,000         1,627,320
   Penn-Harris-Madison Multi-School Building Corp. Industry Revenue, first mortgage,
    FSA Insured, Pre-Refunded, 5.90%, 7/15/14 ....................................................       1,000,000         1,062,940
   Petersburg PCR, 5.75%, 8/01/21 ................................................................       5,000,000         5,271,850
   Purdue University of Indiana University Revenue, Student Fee, Series Q, 5.375%, 7/01/07 .......       1,355,000         1,414,810
   Rochester Community Multi-School Building Corp. Revenue, first mortgage, AMBAC Insured,
    5.20%, 1/15/18 ...............................................................................       1,000,000         1,059,880
                                                                                                                      --------------
                                                                                                                         102,174,177
                                                                                                                      --------------
   KANSAS 0.5%
   Burlington PCR, Kansas Gas and Electric Co. Project, Refunding, Series A, MBIA Insured,
    5.30%, 6/01/31 ...............................................................................      18,000,000        19,323,180
   Kansas State Department of Transportation and Highway Revenue, Refunding, 5.50%,
    9/01/06 ......................................................................................       1,000,000         1,028,980
   Kansas State Development Finance Authority Hospital Revenue, Susan B. Allen Memorial
    Hospital, Series Z, Radian Insured, 5.25%, 12/15/23 ..........................................       2,000,000         2,120,380
   Kansas State Development Finance Authority Revenue, Water Pollution Control Revolving
    Fund, Series II, 5.125%, 11/01/18 ............................................................       5,000,000         5,396,650
   Newton Hospital Revenue, Newton Healthcare Corp., Refunding, Series A, 5.70%,
    11/15/18 .....................................................................................       1,875,000         1,912,425
   Shawnee County USD No. 437 Auburn-Washburn GO, Refunding, FSA Insured, 5.00%,
    9/01/20 ......................................................................................       2,500,000         2,626,750
                                                                                                                      --------------
                                                                                                                          32,408,365
                                                                                                                      --------------
   KENTUCKY 0.4%
   Ashland PCR, Ashland Oil Inc. Project, Refunding, 6.65%, 8/01/09 ..............................       3,100,000         3,104,216
   Kenton County Airport Board Airport Revenue, Special Facilities, Delta Airlines Inc. Project,
     Series A, 7.50%, 2/01/20 ....................................................................      10,000,000         9,372,500
     Series A, 7.125%, 2/01/21 ...................................................................       9,330,000         8,421,165
     Series B, 7.25%, 2/01/22 ....................................................................       3,350,000         3,050,946
   Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
    Regional Health Center Facility, Refunding and Improvement,
     5.80%, 10/01/12 .............................................................................       1,000,000           989,540
     5.85%, 10/01/17 .............................................................................       5,615,000         5,499,836
                                                                                                                      --------------
                                                                                                                          30,438,203
                                                                                                                      --------------
   LOUISIANA 1.9%
   Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project, Refunding, 6.75%,
    10/01/12 .....................................................................................      14,285,000        14,325,855
   Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish Memorial
    Hospital Project, Series A, Connie Lee Insured,
     6.375%, 12/01/12 ............................................................................       4,310,000         4,797,030
     6.50%, 12/01/18 .............................................................................       5,530,000         6,729,512
     6.65%, 12/01/21 .............................................................................       3,145,000         3,160,694


                                         Quarterly Statement of Investments | 11

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   LOUISIANA (CONT.)
   East Baton Rouge Mortgage Finance Authority SFM Purchase Revenue,
     Series A, 6.80%, 10/01/28 ...................................................................     $ 1,330,000    $    1,345,893
     Series C, 7.00%, 4/01/32 ....................................................................         150,000           150,226
   Ernest N. Morial New Orleans Exhibit Hall Authority Special Tax, senior sub. note, Series A,
    AMBAC Insured, 5.00%, 7/15/33 ................................................................      15,000,000        15,547,050
    Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%,
    11/01/27 .....................................................................................       5,655,000         5,938,994
   Jefferson Parish Home Mortgage Authority SFMR, Refunding, Series G-2, GNMA Secured,
    5.55%, 6/01/32 ...............................................................................       1,715,000         1,743,743
   Lafayette Public Improvement Sales Tax GO, Series B, MBIA Insured, 4.75%, 3/01/30 .............       5,055,000         5,200,129
   Louisiana Local Government Environmental Facilities CDA Revenue,
     Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/31 .............................       4,290,000         4,435,045
     MBIA Insured, 5.00%, 12/01/26 ...............................................................       5,605,000         5,866,978
   Louisiana Public Facilities Authority Revenue,
     Ochsner Clinic Foundation Project, Series B, 5.75%, 5/15/23 .................................      10,000,000        10,742,300
     Tulane University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32 .......................       5,000,000         5,185,950
   Louisiana State Gas and Fuels Tax Revenue, Series A, AMBAC Insured, 5.00%, 6/01/27 ............      19,250,000        20,073,515
   Louisiana State GO, Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/15/19 .....................       9,000,000         9,740,340
   New Orleans GO, AMBAC Insured, Pre-Refunded,
     6.125%, 10/01/16 ............................................................................      10,275,000        10,436,215
     6.20%, 10/01/21 .............................................................................       8,050,000         8,177,271
   Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13 ........       2,200,000         2,210,758
   West Feliciana Parish PCR, Gulf State Utility Co. Project, 7.00%, 11/01/15 ....................       3,050,000         3,077,694
                                                                                                                      --------------
                                                                                                                         138,885,192
                                                                                                                      --------------
   MAINE 0.8%
   Financial Authority Solid Waste Recycling Facilities Revenue, Great Northern Paper Co.,
    Bowater Project, 7.75%, 10/01/22 .............................................................      29,300,000        29,403,429
   Jay Solid Waste Disposal Revenue, International Paper Co. Project, Refunding, Series B,
    6.20%, 9/01/19 ...............................................................................       8,000,000         8,672,080
   Maine Health and Higher Educational Facilities Authority Revenue, Series A, MBIA Insured,
    5.00%,
     (c)7/01/29 ..................................................................................      10,300,000        10,899,975
        7/01/32 ..................................................................................       6,045,000         6,309,529
   Maine State Housing Authority Mortgage Purchase Revenue, Refunding, Series D-1, 5.05%,
    11/15/16 .....................................................................................          75,000            75,243
   Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20 ..........................       4,800,000         4,917,888
                                                                                                                      --------------
                                                                                                                          60,278,144
                                                                                                                      --------------
   MARYLAND 0.4%
   Gaithersburg Hospital Facilities Revenue, Shady Grove Adventist Hospital, Refunding and
    Improvement, FSA Insured, 6.00%, 9/01/21 .....................................................      10,110,000        10,335,150
   Maryland State Health and Higher Educational Facilities Authority Revenue, Johns Hopkins
    University, Series A, 5.00%, 7/01/33 .........................................................      10,000,000        10,551,200
   Price Georges County GO, Conservation Public Improvement, Series A, 5.00%, 10/01/23 ...........       5,385,000         5,775,897
                                                                                                                      --------------
                                                                                                                          26,662,247
                                                                                                                      --------------


12 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MASSACHUSETTS 3.7%
   Massachusetts Bay Transportation Authority Revenue, General Transportation System,
     Refunding, Series C, 5.00%, 3/01/24 .........................................................     $14,000,000    $   14,388,640
     Series A, FGIC Insured, 5.00%, 3/01/23 ......................................................       1,035,000         1,079,784
     Series A, FGIC Insured, Pre-Refunded, 5.00%, 3/01/23 ........................................       2,965,000         3,086,268
   Massachusetts Bay Transportation Authority Revenue Special Assessment,
     Refunding, Series A, 5.25%, 7/01/30 .........................................................       6,785,000         7,156,139
     Series A, Pre-Refunded, 5.25%, 7/01/30 ......................................................      25,740,000        28,034,206
   Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior Series A, 5.00%,
    7/01/28 ......................................................................................      10,000,000        11,044,300
   Massachusetts Special Obligation Revenue, Consolidation Loan, Series A, FGIC Insured,
    Pre-Refunded, 5.00%, 6/01/22 .................................................................      15,070,000        16,355,320
   Massachusetts State Development Finance Agency Revenue, Massachusetts/Saltonstall
    Redevelopment Building Corp., Series A, MBIA Insured, 5.125%, 8/01/28 ........................       6,735,000         7,168,532
   Massachusetts State GO,
     MBIA Insured, Pre-Refunded, 5.00%, 8/01/22 ..................................................       4,100,000         4,444,236
     Series B, ETM, 6.50%, 8/01/08 ...............................................................       5,900,000         6,425,808
   Massachusetts State Health and Educational Facilities Authority Revenue,
     Berkshire Health System, Series E, 6.25%, 10/01/31 ..........................................       2,250,000         2,415,218
     Berkshire Health System, Series E, Radian Insured, 5.70%, 10/01/25 ..........................       4,500,000         4,943,925
     Harvard University, Series FF, 5.00%, 7/15/22 ...............................................      13,550,000        14,398,637
     Melrose-Wakefield Hospital, Series B, ETM, 6.35%, 7/01/06 ...................................         565,000           583,317
   Massachusetts State Industrial Finance Agency Health Care Facilities Revenue, Jewish
    Geriatric Services Inc., Series B, Pre-Refunded,
     5.375%, 5/15/17 .............................................................................       1,965,000         2,082,625
     5.50%, 5/15/27 ..............................................................................       5,000,000         5,310,050
   Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care,
     5.65%, 10/01/17 .............................................................................       2,295,000         2,402,452
     5.70%, 10/01/27 .............................................................................       7,375,000         7,696,550
   Massachusetts State Port Authority Revenue, Special Facilities, Bosfuel Project, MBIA Insured,
    5.75%, 7/01/39 ...............................................................................      10,150,000        10,590,612
   Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
     Refunding, Sub Series A, AMBAC Insured, 5.25%, 1/01/29 ......................................       5,000,000         5,290,200
     Series A, MBIA Insured, 5.00%, 1/01/37 ......................................................      52,130,000        53,674,612
     sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ...............................      21,350,000        22,032,346
   Massachusetts State Water Pollution Abatement Trust Revenue,
     Massachusetts Water Revenue Abatement Program, Series A, 5.00%, 8/01/32 .....................       5,000,000         5,224,850
     Water Revenue Authority Program, Sub Series A, 5.75%, 8/01/29 ...............................       5,210,000         5,699,011
     Water Revenue Authority Program, Sub Series A, Pre-Refunded, 5.75%, 8/01/29 .................       1,290,000         1,426,353
   Route 3 North Transportation Improvement Assn., Massachusetts Lease Revenue,
    MBIA Insured, Pre-Refunded, 5.375%, 6/15/29 ..................................................      16,405,000        17,946,414
                                                                                                                      --------------
                                                                                                                         260,900,405
                                                                                                                      --------------
   MICHIGAN 3.6%
   Anchor Bay School District GO, Refunding, 5.00%, 5/01/29 ......................................       6,300,000         6,531,714
   Belding Area Schools GO, FGIC Insured,
     6.10%, 5/01/26 ..............................................................................         810,000           836,835
     Pre-Refunded, 6.10%, 5/01/26 ................................................................       2,995,000         3,099,675


                                         Quarterly Statement of Investments | 13

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MICHIGAN (CONT.)
   Chippewa Valley School GO, Refunding, 5.125%, 5/01/27 .........................................     $ 5,310,000    $    5,611,502
   Detroit City School District GO,
     School Building and Site Improvements, Series A, FGIC Insured, Pre-Refunded, 5.00%,
       5/01/23 ...................................................................................       2,000,000         2,199,020
     School Building and Site Improvements, Series B, FGIC Insured, 5.00%, 5/01/33 ...............      16,870,000        17,560,826
     Series A, FSA Insured, Pre-Refunded, 5.125%, 5/01/31 ........................................      14,925,000        16,435,858
   Detroit Sewage Disposal Revenue,
     second lien, Series A, MBIA Insured, 5.00%, 7/01/30 .........................................      10,000,000        10,576,200
     senior lien, Refunding, Series A, FGIC Insured, 5.125%, 7/01/31 .............................      10,000,000        10,468,700
     Series A, MBIA Insured, 5.00%, 7/01/27 ......................................................      15,000,000        15,524,100
   Detroit Water Supply System Revenue,
     second lien, Series B, FGIC Insured, 5.50%, 7/01/33 .........................................       5,000,000         5,461,100
     senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 .........................................      17,575,000        18,182,743
     senior lien, Series A, FGIC Insured, 5.25%, 7/01/33 .........................................       6,170,000         6,538,904
     senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ...........................       7,060,000         7,761,835
   Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 ..................       8,625,000         9,039,000
   Jackson County Building Authority Revenue, AMBAC Insured, Pre-Refunded, 5.60%,
    5/01/30 ......................................................................................       4,145,000         4,573,676
   Kalamazoo EDC Revenue, Limited Obligation, Friendship Village, Refunding, Series A, 6.25%,
    5/15/27 ......................................................................................       1,750,000         1,760,885
   Kent Hospital Finance Authority Health Care Revenue, Butterworth Health System, Series A,
    MBIA Insured, Pre-Refunded, 5.625%, 1/15/26 ..................................................       2,500,000         2,582,275
   Michigan State Building Authority Revenue, Facilities Program, Refunding, Series I, 5.00%,
    10/15/24 .....................................................................................      31,350,000        32,878,940
   Michigan State Hospital Finance Authority Revenue, Ascension Health Credit, Series A,
    MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 .................................................      18,000,000        20,170,980
   Michigan State Strategic Fund Resources Recovery Ltd. Obligation Revenue, Detroit
    Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 ..............      10,000,000        10,522,900
   Michigan State Trunk Line Revenue, Series A, FSA Insured, Pre-Refunded,
     5.00%, 11/01/25 .............................................................................      16,250,000        17,691,375
     5.25%, 11/01/30 .............................................................................      10,000,000        11,026,500
   Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
    MBIA Insured, 5.25%, 11/15/31 ................................................................      10,000,000        10,489,500
   Southgate Community School District GO, FGIC Insured, 5.00%, 5/01/25 ..........................       5,500,000         5,728,030
   West Ottawa Public School District GO, Series A, 5.00%, 5/01/27 ...............................       5,000,000         5,237,750
                                                                                                                      --------------
                                                                                                                         258,490,823
                                                                                                                      --------------
   MINNESOTA 2.4%
   Cloquet PCR, Potlatch Corp. Projects, Refunding, 5.90%, 10/01/26 ..............................       9,100,000         9,214,023
   Golden Valley Revenue, Covenant Retirement Communities, Series A, 5.50%, 12/01/29 .............       1,500,000         1,564,650
   International Falls PCR, Boise Cascade Corp. Project, Refunding, 5.65%, 12/01/22 ..............       3,500,000         3,577,735
   Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
     Refunding, Sub Series A, AMBAC Insured, 5.00%, 1/01/30 ......................................      10,000,000        10,568,500
     Refunding, Sub Series C, FGIC Insured, 5.00%, 1/01/28 .......................................       5,595,000         5,930,868
     Series A, FGIC Insured, 5.125%, 1/01/31 .....................................................      10,000,000        10,416,400
     Series A, FGIC Insured, 5.25%, 1/01/32 ......................................................      32,025,000        34,050,261
     Series A, FGIC Insured, Pre-Refunded, 5.75%, 1/01/32 ........................................       5,000,000         5,557,400
     Series C, FGIC Insured, 5.25%, 1/01/26 ......................................................      19,000,000        20,383,390


14 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MINNESOTA (CONT.)
   Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
     Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 ..........................................     $   510,000    $      546,934
     Series A, MBIA Insured, Pre-Refunded, 5.75%, 11/15/26 .......................................      25,300,000        27,378,142
   Minnetonka MFHR, Ridgepointe II Project, Refunding, Series A, GNMA I SF Secured, 5.95%,
    10/20/33 .....................................................................................      11,075,000        11,680,138
   Rochester Health Care Facilities Revenue, Mayo Foundation, Series A, 5.50%, 11/15/27 ..........      20,000,000        21,232,600
   Roseville MFHR, Rosepointe I Project, Refunding, Series A, GNMA I SF Secured, 5.95%,
    10/20/33 .....................................................................................       8,195,000         8,632,695
   University of Minnesota Revenue, Refunding, Series A, 5.75%, 7/01/13 ..........................       1,250,000         1,431,688
                                                                                                                      --------------
                                                                                                                         172,165,424
                                                                                                                      --------------
   MISSISSIPPI 1.3%
   Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26 ................      36,500,000        36,823,755
   Jackson County Environmental Improvement Revenue, International Paper Co. Project, 6.70%,
    5/01/24 ......................................................................................       3,500,000         3,765,160
   Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project,
     5.875%, 4/01/22 .............................................................................      40,000,000        40,527,200
     Refunding, 5.90%, 5/01/22 ...................................................................       8,250,000         8,377,875
   Mississippi State GO, Refunding, 5.75%, 12/01/12 ..............................................       2,000,000         2,276,060
                                                                                                                      --------------
                                                                                                                          91,770,050
                                                                                                                      --------------
   MISSOURI 1.2%
   Jackson County Special Obligation Revenue, MBIA Insured, 5.00%, 12/01/22 ......................       9,095,000         9,679,172
   Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery Foundation,
    Series A, MBIA Insured, 5.00%, 12/01/30 ......................................................      11,500,000        12,005,885
   Missouri State Board of Public Buildings Special Obligation Revenue, Series A, 4.75%,
    10/15/28 .....................................................................................       8,250,000         8,452,207
   Missouri State Health and Educational Facilities Authority Revenue, SSM Health Care,
     Refunding, Series A, MBIA Insured, 5.00%, 6/01/22 ...........................................       4,500,000         4,689,855
     Series A, AMBAC Insured, 5.25%, 6/01/21 .....................................................      17,500,000        18,755,625
   St. Louis Airport Revenue,
     Airport Development Program, Series A, MBIA Insured, 5.00%, 7/01/20 .........................       5,000,000         5,290,400
     Airport Development Program, Series A, MBIA Insured, 5.00%, 7/01/21 .........................       7,250,000         7,655,420
     Capital Improvement Program, Series A, MBIA Insured, 5.00%, 7/01/27 .........................      12,390,000        12,925,868
   Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn., 5.40%,
    5/15/28 ......................................................................................       4,000,000         4,050,040
                                                                                                                      --------------
                                                                                                                          83,504,472
                                                                                                                      --------------
   MONTANA 0.8%
   Forsyth PCR,
     The Montana Power Co., Refunding, MBIA Insured, 5.90%, 12/01/23 .............................      20,385,000        20,618,816
     Puget Sound Energy, Refunding, Series A, AMBAC Insured, 5.00%, 3/01/31 ......................      30,000,000        31,273,500
   Montana State Board of Housing Revenue, SF Program, Refunding, Series B-1, 6.25%,
    12/01/21 .....................................................................................       6,025,000         6,165,804
                                                                                                                      --------------
                                                                                                                          58,058,120
                                                                                                                      --------------
   NEBRASKA 0.2%
   Omaha Convention Hotel Corp. Revenue, Convention Center, first tier, Series A,
    AMBAC Insured, 5.125%, 4/01/26 ...............................................................      12,500,000        13,247,000
                                                                                                                      --------------


                                         Quarterly Statement of Investments | 15

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEVADA 2.0%
   Clark County Airport Revenue, sub. lien,
     Series A-2, FGIC Insured, 5.125%, 7/01/27 ...................................................     $10,000,000    $   10,582,200
     Series B, FGIC Insured, 5.25%, 7/01/31 ......................................................      20,000,000        21,056,400
   Clark County IDR, Nevada Power Co. Project, Refunding, Series C, 7.20%, 10/01/22 ..............      12,500,000        12,657,500
   Director of the State Department of Business and Industry Revenue, Las Vegas Monorail
    Project, first tier, AMBAC Insured, 5.625%,
     1/01/32 .....................................................................................      21,995,000        23,992,366
     1/01/34 .....................................................................................      15,000,000        16,317,300
   Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A,
     5.25%, 7/01/18 ..............................................................................      13,815,000        14,281,256
     Pre-Refunded, 5.25%, 7/01/18 ................................................................       9,870,000        10,546,292
   Humboldt County PCR, Sierra Pacific Power Co., Refunding, Series A, AMBAC Insured,
    6.30%, 7/01/22 ...............................................................................       4,500,000         4,537,125
   Nevada Housing Division Revenue, SF Program, senior issue, Refunding,
     Series A-1, 6.25%, 10/01/26 .................................................................         735,000           741,630
     Series C-2, FHA Insured, 6.75%, 10/01/26 ....................................................       1,025,000         1,033,907
   Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%,
    12/01/17 .....................................................................................      10,275,000        10,400,150
   Sparks RDA Tax Allocation Revenue, Refunding, Series A, Radian Insured, 6.00%,
    1/15/23 ......................................................................................       5,000,000         5,459,000
   Washoe County Gas and Water Facilities Revenue, Refunding, AMBAC Insured, 6.30%,
    12/01/14 .....................................................................................       5,000,000         5,036,600
   Washoe County GO, Reno Sparks Convention, Refunding, Series A, FGIC Insured, 5.00%,
    7/01/24 ......................................................................................       5,000,000         5,215,250
                                                                                                                      --------------
                                                                                                                         141,856,976
                                                                                                                      --------------
   NEW HAMPSHIRE 0.3%
   Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA I SF Secured, 6.25%,
    6/20/33 ......................................................................................       5,754,000         5,997,682
   New Hampshire Health and Education Facilities Authority Revenue, Exeter Project,
     6.00%, 10/01/24 .............................................................................       2,000,000         2,185,080
     5.75%, 10/01/31 .............................................................................       1,000,000         1,064,700
   New Hampshire Higher Educational and Health Facilities Authority Revenue,
     The Hitchcock Clinic, MBIA Insured, Pre-Refunded, 6.00%, 7/01/27 ............................       4,275,000         4,603,790
     New Hampshire Catholic Charities, 5.80%, 8/01/22 ............................................       1,000,000         1,009,910
     Rivier College, 5.60%, 1/01/28 ..............................................................       4,590,000         4,767,450
   New Hampshire State HFA, SFMR, Series E,
     6.75%, 7/01/19 ..............................................................................         540,000           544,514
     6.80%, 7/01/25 ..............................................................................         430,000           435,366
                                                                                                                      --------------
                                                                                                                          20,608,492
                                                                                                                      --------------
   NEW JERSEY 2.1%
   Health Care Facilities Financing Authority Revenue, Englewood Hospital, MBIA Insured,
    5.00%, 8/01/23 ...............................................................................       5,000,000         5,302,450
   Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
     Series 1, 6.00%, 1/01/19 ....................................................................       2,100,000         2,120,874
     Series 1, 6.00%, 1/01/29 ....................................................................       5,000,000         5,042,000
     Series 2, 6.125%, 1/01/19 ...................................................................       2,000,000         2,029,500
     Series 2, 6.125%, 1/01/29 ...................................................................       5,000,000         5,066,000


16 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW JERSEY (CONT.)
   New Jersey EDA Lease Revenue, International Center for Public Health Project, University of
    Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ........................................     $ 5,000,000    $    5,552,900
   New Jersey EDA Revenue,
     Cigarette Tax, 5.75%, 6/15/29 ...............................................................      20,000,000        21,357,600
     Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 .....................      10,000,000        10,604,500
     Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 .....................       5,000,000         5,256,650
     School Facilities Construction, Series C, MBIA Insured, 4.75%, 6/15/25 ......................       7,500,000         7,689,525
   New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
    Series B, MBIA Insured, Pre-Refunded, 5.00%, 12/15/21 ........................................      12,400,000        13,519,348
   New Jersey State Turnpike Authority Turnpike Revenue,
     Series A, MBIA Insured, Pre-Refunded, 5.60%, 1/01/22 ........................................       7,500,000         8,225,100
     Series A, MBIA Insured, Pre-Refunded, 5.50%, 1/01/25 ........................................      13,000,000        14,203,800
     Series C, FSA Insured, 5.00%, 1/01/30 .......................................................      15,845,000        16,808,851
   Tobacco Settlement Financing Corp. Revenue, Asset Backed, Refunding, 5.75%, 6/01/32 ...........      23,075,000        24,432,964
                                                                                                                      --------------
                                                                                                                         147,212,062
                                                                                                                      --------------
   NEW MEXICO 0.0%(b)
   New Mexico State Highway Commission Tax Revenue, senior sub. lien, Series A, Pre-Refunded,
    6.00%, 6/15/13 ...............................................................................       1,000,000         1,119,480
                                                                                                                      --------------
   NEW YORK 13.0%
   Long Island Power Authority Electric System Revenue, General, Refunding, Series A,
    MBIA Insured, 5.25%, 12/01/26 ................................................................      10,000,000        10,571,300
   MTA Commuter Facilities Revenue, Series A,
     FGIC Insured, Pre-Refunded, 6.00%, 7/01/16 ..................................................       8,950,000         9,705,917
     Pre-Refunded, 5.25%, 7/01/28 ................................................................       5,000,000         5,511,100
     Pre-Refunded, 6.125%, 7/01/29 ...............................................................      15,040,000        16,703,123
   MTA Dedicated Tax Fund Revenue, Series A,
     FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ..................................................      12,500,000        14,015,250
     FGIC Insured, Pre-Refunded, 5.00%, 11/15/31 .................................................      14,250,000        15,563,138
     MBIA Insured, ETM, 6.25%, 4/01/11 ...........................................................       1,280,000         1,472,755
   MTA Revenue,
     Refunding, Series E, 5.25%, 11/15/31 ........................................................      10,000,000        10,652,300
     Refunding, Series U, 5.125%, 11/15/31 .......................................................      20,720,000        21,844,060
     Series A, MBIA Insured, 4.75%, 11/15/27 .....................................................      15,000,000        15,517,500
   MTA Transit Facilities Revenue,
     Series A, FSA Insured, Pre-Refunded, 6.00%, 7/01/16 .........................................       3,630,000         3,936,590
     Series A, Pre-Refunded, 6.00%, 7/01/24 ......................................................       5,000,000         5,530,050
     Series A, Pre-Refunded, 5.625%, 7/01/27 .....................................................      10,800,000        11,633,868
     Service Contract, Series 8, Pre-Refunded, 5.375%, 7/01/21 ...................................      15,000,000        16,906,350
   Nassau County GO,
     Improvement, Series F, 6.625%, 3/01/08 ......................................................       7,325,000         7,759,885
     Water Utility Improvements, Series F, 6.625%, 3/01/07 .......................................       7,070,000         7,459,628
   Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
    Pre-Refunded, 5.75%, 8/01/29 .................................................................      10,000,000        11,145,200
   New York City GO,
     Refunding, Series E, 6.00%, 8/01/26 .........................................................         145,000           151,299
     Refunding, Series H, 6.125%, 8/01/25 ........................................................      55,990,000        59,587,918
     Refunding, Series J, 6.00%, 8/01/21 .........................................................       9,470,000        10,055,909


                                         Quarterly Statement of Investments | 17

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York City GO, (cont.)
     Series B, 6.20%, 8/15/06 ....................................................................     $ 1,200,000    $    1,216,740
     Series B, 6.125%, 8/01/09 ...................................................................           5,000             5,050
     Series B, 6.00%, 8/15/26 ....................................................................          70,000            73,116
     Series B, Pre-Refunded, 6.20%, 8/15/06 ......................................................         300,000           303,366
     Series B, Pre-Refunded, 6.30%, 8/15/08 ......................................................      26,875,000        27,177,881
     Series B, Pre-Refunded, 6.375%, 8/15/10 .....................................................      21,740,000        21,985,445
     Series B, Pre-Refunded, 6.00%, 8/15/26 ......................................................       1,930,000         2,023,219
     Series D, 8.00%, 8/01/16 ....................................................................           5,000             5,124
     Series D, 5.50%, 6/01/24 ....................................................................      23,940,000        26,050,790
     Series E, 6.50%, 12/01/12 ...................................................................          20,000            20,242
     Series E, Pre-Refunded, 6.00%, 8/01/26 ......................................................       2,855,000         2,989,385
     Series F, 5.25%, 1/15/23 ....................................................................      20,000,000        21,344,200
     Series F, Pre-Refunded, 6.00%, 8/01/13 ......................................................      14,000,000        14,651,980
     Series G, Pre-Refunded, 6.00%, 10/15/26 .....................................................      15,335,000        16,515,028
     Series H, 6.25%, 8/01/15 ....................................................................      10,265,000        10,959,530
     Series H, Pre-Refunded, 6.25%, 8/01/15 ......................................................       2,770,000         2,976,947
     Series H, Pre-Refunded, 6.125%, 8/01/25 .....................................................       9,795,000        10,503,276
     Series I, 6.25%, 4/15/13 ....................................................................       1,515,000         1,604,870
     Series I, Pre-Refunded, 6.25%, 4/15/13 ......................................................      35,095,000        37,424,255
     Series I, Pre-Refunded, 6.25%, 4/15/27 ......................................................       7,000,000         7,470,680
     Series J, Pre-Refunded, 6.00%, 8/01/21 ......................................................      18,790,000        20,103,421
   New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Refunding, 5.50%, 6/15/33 ...................................................................      55,000,000        59,676,100
     Refunding, Series B, FGIC Insured, 5.25%, 6/15/29 ...........................................       4,855,000         5,065,124
     Series A, FGIC Insured, 5.50%, 6/15/32 ......................................................      10,000,000        10,793,100
     Series A, Pre-Refunded, 5.75%, 6/15/30 ......................................................       8,000,000         8,837,600
     Series B, AMBAC Insured, 5.25%, 6/15/29 .....................................................       8,000,000         8,346,240
     Series B, FSA Insured, 5.25%, 6/15/29 .......................................................       4,030,000         4,204,418
     Series B, MBIA Insured, 5.75%, 6/15/26 ......................................................       1,865,000         1,928,783
     Series B, MBIA Insured, Pre-Refunded, 5.75%, 6/15/26 ........................................       1,135,000         1,175,803
     Series B, Pre-Refunded, 5.75%, 6/15/29 ......................................................      15,000,000        15,938,400
     Series D, 5.25%, 6/15/25 ....................................................................      10,000,000        10,770,200
     Series G, FSA Insured, 5.125%, 6/15/32 ......................................................      24,215,000        25,367,876
   New York City Transitional Finance Authority Revenue, Future Tax Secured,
     Refunding, Series C, 5.50%, 11/01/20 ........................................................         265,000           289,001
     Refunding, Series C, 5.50%, 11/01/24 ........................................................       3,195,000         3,479,994
     Series B, 5.00%, 5/01/30 ....................................................................       7,500,000         7,847,100
     Series B, Pre-Refunded, 6.00%, 11/15/29 .....................................................      10,000,000        11,327,600
     Series C, Pre-Refunded, 5.50%, 11/01/20 .....................................................       4,735,000         5,255,755
     Series C, Pre-Refunded, 5.50%, 11/01/24 .....................................................       1,005,000         1,115,530
     Series D, 5.00%, 2/01/27 ....................................................................      10,000,000        10,516,400
     Series E, 5.00%, 2/01/28 ....................................................................       8,885,000         9,326,318
   New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
    Pre-Refunded, 5.40%, 1/01/19 .................................................................      15,000,000        16,490,550


18 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York City Trust Cultural Resources Revenue, Museum of Modern Art 2001, Series D,
    AMBAC Insured, 5.125%, 7/01/31 ...............................................................     $ 8,000,000    $    8,444,480
   New York State Dormitory Authority Lease Revenue, Court Facilities, Pre-Refunded, 6.00%,
    5/15/39 ......................................................................................      16,000,000        18,086,080
   New York State Dormitory Authority Revenue, State University Educational Facilities, 5.125%,
    5/15/21 ......................................................................................       7,165,000         7,533,926
   New York State Dormitory Authority Revenues,
     City University System, Consolidated Third, Series 1, 5.25%, 7/01/25 ........................      10,000,000        10,487,100
     City University System, Third General Residence, Series 2, Pre-Refunded, 6.00%,
       7/01/20 ...................................................................................      16,860,000        17,682,768
     City University System, Third General Residence, Series 2, Pre-Refunded, 6.00%,
       7/01/26 ...................................................................................       5,500,000         5,768,400
     Interfaith Medical Center, Series D, 5.40%, 2/15/28 .........................................       8,000,000         8,336,320
     Mental Health Services, Series A, Pre-Refunded, 6.00%, 8/15/17 ..............................      14,290,000        15,245,287
     Mental Health Services, Series A, Pre-Refunded, 5.75%, 2/15/27 ..............................       4,830,000         5,134,918
     Second Hospital, Interfaith Medical Center, Series D, 5.30%, 2/15/19 ........................       5,000,000         5,214,250
     Supported Debt, Mental Health Services, Refunding, Series A, 5.75%, 2/15/27 .................          80,000            84,440
     Supported Debt, Mental Health Services, Series A, 6.00%, 8/15/17 ............................         245,000           259,506
     Supported Debt, Mental Health Services, Series A, Pre-Refunded, 6.00%, 8/15/17 ..............       3,465,000         3,696,635
     Supported Debt, Mental Health Services, Series A, Pre-Refunded, 5.75%, 2/15/27 ..............          90,000            95,682
     Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%, 7/01/28 .............       6,570,000         6,777,349
     Supported Debt, Upstate Community Colleges, Series A, Pre-Refunded, 5.00%,
       7/01/28 ...................................................................................       3,430,000         3,692,052
   New York State HFA Service Contract Obligation Revenue,
     Refunding, Series C, 5.50%, 9/15/22 .........................................................      17,505,000        18,464,624
     Series A, Pre-Refunded, 6.50%, 3/15/25 ......................................................      10,000,000        10,246,400
   New York State HFAR, Housing Project Mortgage, Refunding, Series A, FSA Insured,
     6.10%, 11/01/15 .............................................................................       4,860,000         5,101,688
     6.125%, 11/01/20 ............................................................................       3,760,000         3,947,850
   New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Series A,
    FSA Insured, Pre-Refunded, 6.00%, 4/01/14 ....................................................       1,420,000         1,604,387
   New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
    Pre-Refunded, 5.75%, 4/01/16 .................................................................      13,200,000        13,724,436
   New York State Urban Development Corp. Revenue, Youth Facilities, Pre-Refunded, 6.00%,
    4/01/17 ......................................................................................      11,720,000        12,557,863
   Onondaga County GO,
     5.875%, 2/15/12 .............................................................................         300,000           339,417
     ETM, 5.875%, 2/15/12 ........................................................................         700,000           801,605
   Triborough Bridge and Tunnel Authority Revenues, General Purpose,
     Refunding, Series A, 5.00%, 1/01/27 .........................................................       5,000,000         5,225,450
     Refunding, Series A, 5.00%, 1/01/32 .........................................................      20,000,000        20,787,800
     Series B, Pre-Refunded, 5.50%, 1/01/30 ......................................................      15,000,000        17,463,150
     Series X, ETM, 6.625%, 1/01/12 ..............................................................       1,800,000         2,107,080
     Series Y, ETM, 5.90%, 1/01/07 ...............................................................         500,000           521,640
     Series Y, ETM, 6.00%, 1/01/12 ...............................................................       1,000,000         1,121,480
                                                                                                                      --------------
                                                                                                                         929,433,640
                                                                                                                      --------------


                                         Quarterly Statement of Investments | 19

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NORTH CAROLINA 3.1%
   Charlotte Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 .............................     $ 6,000,000    $    6,280,800
   Charlotte-Mecklenberg Hospital Authority Health Care System Revenue,
     5.90%, 1/15/16 ..............................................................................       7,010,000         7,226,749
     Pre-Refunded, 5.90%, 1/15/16 ................................................................       2,890,000         2,988,000
   North Carolina Eastern Municipal Power Agency Power System Revenue,
     Refunding, Series A, 5.75%, 1/01/26 .........................................................      65,350,000        69,325,894
     Refunding, Series B, 6.00%, 1/01/22 .........................................................       1,250,000         1,434,375
     Refunding, Series B, 6.25%, 1/01/23 .........................................................      39,030,000        46,218,546
     Refunding, Series B, 5.75%, 1/01/24 .........................................................      35,140,000        37,289,162
     Refunding, Series B, FGIC Insured, 6.25%, 1/01/23 ...........................................       1,280,000         1,284,134
     Refunding, Series D, 5.125%, 1/01/23 ........................................................      12,000,000        12,383,760
     Refunding, Series D, 5.125%, 1/01/26 ........................................................       3,000,000         3,095,940
     Refunding, Series D, 6.75%, 1/01/26 .........................................................       5,000,000         5,579,850
     Series D, 6.70%, 1/01/19 ....................................................................       2,000,000         2,226,220
   North Carolina Medical Care Commission Revenue, Rowan Regional Medical Center,
    FSA Insured, 4.75%, 9/01/24 ..................................................................       6,970,000         7,098,457
   University Hospital Chapel Hill Revenue, Refunding, AMBAC Insured, 5.00%, 2/15/21 .............       5,000,000         5,179,850
   Winston-Salem Water and Sewer System Revenue, Pre-Refunded, 5.125%, 6/01/28 ...................      11,000,000        12,109,900
                                                                                                                      --------------
                                                                                                                         219,721,637
                                                                                                                      --------------
   OHIO 3.3%
   Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement
    Children's Hospital Center, FSA Insured, 5.00%, 11/15/31 .....................................       9,250,000         9,650,617
   Akron Income Tax Revenue, Community Learning, FGIC Insured, 5.00%,
     12/01/26 ....................................................................................       6,085,000         6,436,896
     12/01/27 ....................................................................................       3,185,000         3,364,602
   Cleveland Airport System Revenue, Series A, FSA Insured, 5.00%, 1/01/31 .......................      20,000,000        20,688,200
   Cleveland State University General Receipt Revenue, FGIC Insured, 5.00%, 6/01/29 ..............       5,000,000         5,273,350
   Columbus City School District GO, School Facilities Construction and Improvement,
    FGIC Insured, 5.00%, 12/01/28 ................................................................      16,000,000        16,823,680
   Cuyahoga County Hospital Facilities Revenue, Canton Inc. Project, 7.50%, 1/01/30 ..............      17,100,000        19,241,091
   Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide Air Inc.,
    Refunding,
     Series A, 5.625%, 2/01/18 ...................................................................       6,000,000         6,452,520
     Series E, 6.05%, 10/01/09 ...................................................................       4,000,000         4,404,600
     Series F, 6.05%, 10/01/09 ...................................................................       2,750,000         3,028,162
   Franklin County Convention Facilities Authority Tax and Lease Revenue, Anticipation Bonds,
    MBIA Insured, 5.00%, 12/01/27 ................................................................       7,500,000         7,792,575
   Hamilton County Sales Tax Revenue, Series B, AMBAC Insured, 5.25%, 12/01/32 ...................      10,000,000        10,628,400
   Kettering City School District GO, School Improvement, FGIC Insured, 5.00%, 12/01/30 ..........       7,450,000         7,832,707
   Montgomery County Health System Revenue, Series B-2, Pre-Refunded, 8.10%, 7/01/18 .............      10,490,000        11,174,826
   Montgomery County Hospital Facilities Revenue, Grandview Hospital and Medical Center,
    Pre-Refunded,
     5.50%, 12/01/10 .............................................................................       1,300,000         1,414,400
     5.60%, 12/01/11 .............................................................................       1,000,000         1,092,000
     5.65%, 12/01/12 .............................................................................         925,000         1,011,950
   Nordonia Hills Local School District GO, School Improvement, AMBAC Insured,
     5.375%, 12/01/20 ............................................................................       4,275,000         4,653,295
     5.45%, 12/01/25 .............................................................................       3,000,000         3,268,680


20 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
   Ohio State Air Quality Development Authority Revenue, Dayton Power and Light Co. Project,
    Refunding, 6.10%, 9/01/30 ....................................................................     $12,000,000    $   12,248,280
   Ohio State Water Development Authority Pollution Control Facilities Revenue, Water Control
    Loan Fund, Water Quality Series, MBIA Insured, Pre-Refunded, 5.125%, 6/01/19 .................      18,000,000        19,058,580
   Ohio State Water Development Authority Revenue, Dayton Power, Refunding, Series A, 6.40%,
    8/15/27 ......................................................................................       3,250,000         3,257,443
   Pickerington Local School District GO, School Facilities Construction and Improvement,
    FGIC Insured, 5.00%, 12/01/28 ................................................................      15,000,000        15,642,900
   Springboro Community City School District GO, School Improvement, MBIA Insured, 5.00%,
    12/01/27 .....................................................................................      10,350,000        10,962,720
   University of Akron General Receipts Revenue, FGIC Insured, Pre-Refunded, 5.75%,
    1/01/29 ......................................................................................      11,305,000        12,565,281
   University of Cincinnati COP,
     Jefferson Avenue Residence Hall, MBIA Insured, 5.125%, 6/01/28 ..............................       4,000,000         4,170,880
     University Center Project, MBIA Insured, Pre-Refunded, 5.125%, 6/01/24 ......................      10,500,000        10,931,655
   University of Cincinnati General Receipts Revenue, Series A, FGIC Insured, 5.25%,
    6/01/24 ......................................................................................       5,000,000         5,348,000
                                                                                                                      --------------
                                                                                                                         238,418,290
                                                                                                                      --------------
   OKLAHOMA 0.6%
   Stillwater Medical Center Authority Revenue,
     Series A, Pre-Refunded, 6.10%, 5/15/09 ......................................................       1,925,000         2,022,309
     Series B, Pre-Refunded, 6.35%, 5/15/12 ......................................................       1,130,000         1,206,128
     Series B, Pre-Refunded, 6.50%, 5/15/19 ......................................................       3,390,000         3,664,827
   Tulsa Industrial Authority Hospital Revenue, St. John Medical Center Project, Series A,
    Pre-Refunded, 6.25%, 2/15/14 .................................................................       2,000,000         2,037,740
   Tulsa Municipal Airport Trust Revenue,
     American Airlines Project, AMR Corp., Refunding, 7.35%, 12/01/11 ............................       4,000,000         4,006,360
     American Airlines Project, Refunding, 6.25%, 6/01/20 ........................................      18,530,000        17,469,714
     AMR Corp., Refunding, Series B, 6.00%, 6/01/35 ..............................................      10,000,000         9,804,800
   Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding,
    6.00%, 8/15/14 ...............................................................................       4,000,000         4,161,480
                                                                                                                      --------------
                                                                                                                          44,373,358
                                                                                                                      --------------
   OREGON 0.9%
   Health Sciences University Revenue, Series A, MBIA Insured, 5.00%, 7/01/26 ....................      10,500,000        11,118,975
   Jackson County School District No. 6 Central Point GO, FGIC Insured, Pre-Refunded, 5.25%,
    6/15/20 ......................................................................................       4,000,000         4,353,520
   Lane County School District No. 19 Springfield GO, Refunding, FGIC Insured, 6.00%,
    10/15/13 .....................................................................................       1,250,000         1,460,337
   Oregon State Department of Administrative Services COP, Series A, AMBAC Insured,
    Pre-Refunded, 6.00%, 5/01/26 .................................................................      10,000,000        11,294,700
(d)Oregon State EDR, Georgia Pacific Corp. Project,
     Refunding, Series 183, 5.70%, 12/01/25 ......................................................       3,500,000         3,551,870
     Series CLVII, 6.35%, 8/01/25 ................................................................       5,500,000         5,522,165
   Oregon State GO, State Board of Higher Education, Series A, 5.00%,
     8/01/26 .....................................................................................      18,630,000        19,608,653
     8/01/27 .....................................................................................       6,955,000         7,405,336
                                                                                                                      --------------
                                                                                                                          64,315,556
                                                                                                                      --------------


                                         Quarterly Statement of Investments | 21

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   PENNSYLVANIA 5.1%
   Allegheny County Hospital Development Authority Revenue, Health System, Series A,
    MBIA Insured, 6.50%, 11/15/30 ................................................................     $10,000,000    $   11,612,000
   Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding,
     5.50%, 12/01/29 .............................................................................      10,000,000        10,473,600
     Series A, 6.70%, 12/01/20 ...................................................................       5,250,000         5,343,450
   Allegheny County Port Authority Special Revenue, Transportation, FGIC Insured, 5.00%,
    3/01/29 ......................................................................................      10,000,000        10,414,500
   Berks County GO, AMBAC Insured, 5.00%, 11/15/25 ...............................................       5,000,000         5,136,600
   Butler Area School District GO, FGIC Insured, Pre-Refunded, 5.60%, 4/01/28 ....................       5,000,000         5,508,750
   Delaware County Authority University Revenue, Villanova University, Series A, MBIA Insured,
    5.00%, 12/01/18 ..............................................................................       7,090,000         7,411,248
   Delaware River Port Authority Pennsylvania and New Jersey Delaware River Bridges Revenue,
    FSA Insured, 5.75%,
     1/01/22 .....................................................................................       8,500,000         9,322,460
     1/01/26 .....................................................................................      10,000,000        10,963,300
   Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
    AMBAC Insured, 5.60%, 7/01/17 ................................................................       5,000,000         5,675,750
   Erie Water Authority Water Revenue, Series A, MBIA Insured, 5.20%, 12/01/30 ...................      18,700,000        19,803,113
   Lehigh County IDA, PCR, Pennsylvania Power and Light Co. Project, Series A, MBIA Insured,
    Pre-Refunded, 6.15%, 8/01/05 .................................................................       4,000,000         4,080,000
   Montgomery County IDA Retirement Community Revenue, Adult Community Total Services
    Retirement-Life Communities Inc., 5.25%, 11/15/28 ............................................       2,500,000         2,536,625
   Northampton County General Purpose Authority Revenue, County Agreement, FSA Insured,
    5.25%, 10/01/30 ..............................................................................      12,150,000        12,908,039
   Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue,
    MacMillan LP Project, Pre-Refunded, 7.60%, 12/01/20 ..........................................       5,000,000         5,177,300
   Pennsylvania EDA Financing Resources Recovery Revenue, Colver Project, Series D, 7.125%,
    12/01/15 .....................................................................................      13,500,000        13,790,925
   Pennsylvania State GO, First Series, FGIC Insured, Pre-Refunded, 5.00%, 2/01/20 ...............       5,000,000         5,453,550
   Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, 5.00%, 7/15/31 .................       5,850,000         6,102,018
   Philadelphia Authority for Industrial Development Lease Revenue, Series B, FSA Insured,
    5.25%, 10/01/30 ..............................................................................      15,630,000        16,457,140
   Philadelphia Gas Works Revenue,
     Fifth Series A-1, FSA Insured, 5.00%, 9/01/29 ...............................................       5,000,000         5,241,450
     Refunding, First Series A, FSA Insured, 5.00%, 7/01/26 ......................................       5,000,000         5,152,600
   Philadelphia GO, MBIA Insured, 5.00%, 5/15/25 .................................................       5,000,000         5,116,950
   Philadelphia Hospitals and Higher Educational Facilities Authority Revenue,
     Mortgage, North Philadelphia Health Systems, Series A, FHA Insured, 5.30%, 1/01/18 ..........       3,275,000         3,446,872
     Mortgage, North Philadelphia Health Systems, Series A, FHA Insured, 5.35%, 1/01/23 ..........       5,690,000         5,937,287
     Mortgage, North Philadelphia Health Systems, Series A, FHA Insured, 5.375%,
       1/01/28 ...................................................................................       3,700,000         3,849,073
     Temple University Hospital, 5.875%, 11/15/23 ................................................       5,000,000         5,049,150
   Philadelphia Parking Authority Parking Revenue, Airport, FSA Insured, 5.25%, 9/01/29 ..........      15,000,000        15,972,000
   Philadelphia RDA Revenue, Neighborhood Transformation, Series C, FGIC Insured, 5.00%,
     4/15/29 .....................................................................................      10,980,000        11,548,105
     4/15/30 .....................................................................................      12,000,000        12,591,720
   Philadelphia School District GO, Series A, FSA Insured, Pre-Refunded, 5.75%, 2/01/30 ..........      14,050,000        15,759,323
   Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured, 5.00%, 11/01/31 ............      25,000,000        25,998,750


22 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   PENNSYLVANIA (CONT.)
   Pittsburgh and Allegheny County Public Auditorium Hotel Room Revenue, AMBAC Insured,
    5.125%, 2/01/35 ..............................................................................     $15,000,000    $   15,605,550
   Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District Sales
    Tax, AMBAC Insured, 5.25%, 2/01/31 ...........................................................       5,000,000         5,318,950
(c)Southmoreland School District GO, MBIA Insured, 5.00%,
     4/01/25 .....................................................................................       6,800,000         7,227,992
     4/01/27 .....................................................................................       5,125,000         5,430,860
   State Public School Building Authority School Revenue,
     Daniel Boone School District Project, MBIA Insured, 5.00%, 4/01/28 ..........................       9,500,000         9,980,225
     Philadelphia School District Project, FSA Insured, 5.00%, 6/01/33 ...........................      32,000,000        33,365,440
   Washington County Authority Revenue, Capital Projects and Equipment Program, Refunding,
    AMBAC Insured, 6.15%, 12/01/29 ...............................................................       2,400,000         2,544,240
                                                                                                                      --------------
                                                                                                                         363,306,905
                                                                                                                      --------------
   RHODE ISLAND 0.8%
(c)Narragansett Bay Commission Wastewater System Revenue, Series A, MBIA Insured, 5.00%,
    8/01/30 ......................................................................................       7,990,000         8,420,581
   Providence GO, Special Obligation Tax Increment, Series A, 7.65%, 6/01/16 .....................       9,900,000         9,997,020
   Rhode Island Health and Educational Building Corp. Revenue, Hospital Financing, Series A,
     5.875%, 9/15/23 .............................................................................       2,000,000         2,030,220
     6.00%, 9/15/33 ..............................................................................       3,000,000         3,052,500
   Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
     Refunding, Series 25-A, 4.95%, 10/01/16 .....................................................         140,000           141,621
     Series 10-A, 6.50%, 10/01/22 ................................................................         475,000           475,670
     Series 10-A, 6.50%, 4/01/27 .................................................................         265,000           265,408
     Series 15-A, 6.85%, 10/01/24 ................................................................         620,000           623,974
   Rhode Island State Economic Development Corp. Airport Revenue, Series B, MBIA Insured,
    5.00%, 7/01/30 ...............................................................................      14,965,000        15,765,478
   Rhode Island State Health and Educational Building Corp. Revenue,
     Health Facilities, Saint Antoine, Series B, 6.125%, 11/15/29 ................................       8,400,000         8,934,408
     Hospital Financing, Lifespan Obligation Group, 6.375%, 8/15/21 ..............................       7,000,000         7,896,070
                                                                                                                      --------------
                                                                                                                          57,602,950
                                                                                                                      --------------
   SOUTH CAROLINA 1.1%
   Beaufort-Jasper Water and Sewer Authority Waterworks and Sewer System Revenue,
    Refunding, FSA Insured, 5.00%, 3/01/26 .......................................................       7,750,000         8,139,205
   Dorchester County Waterworks and Sewer System Revenue, Refunding, MBIA Insured, 5.00%,
    10/01/28 .....................................................................................       8,000,000         8,426,560
   Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County
    Project, 5.00%, 12/01/26 .....................................................................      10,000,000        10,300,000
   Medical University of South Carolina Hospital Authority Hospital Facilities Revenue, Mortgage,
    Refunding, Series A, MBIA Insured, 5.00%, 8/15/31 ............................................      13,860,000        14,421,746
   South Carolina Public Service Authority Revenue, Series B, FSA Insured, 5.25%, 1/01/33 ........      31,835,000        33,567,461
                                                                                                                      --------------
                                                                                                                          74,854,972
                                                                                                                      --------------
   SOUTH DAKOTA 0.2%
   South Dakota Health and Educational Facilities Authority Revenue, Avera Health Issue,
    AMBAC Insured, 5.25%, 7/01/22 ................................................................      15,425,000        16,686,302
                                                                                                                      --------------


                                         Quarterly Statement of Investments | 23

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   TENNESSEE 0.4%
   Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage,
    Mountain States Health, Refunding, Series A, MBIA Insured, 6.00%, 7/01/21 ....................     $ 7,000,000    $    7,751,870
   Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
    Refunding and Improvement, Series A, FSA Insured, 5.00%, 1/01/22 .............................       5,000,000         5,275,100
(c)Knoxville Wastewater System Revenue, Improvement, Series A, MBIA Insured, 5.00%,
    4/01/30 ......................................................................................       7,850,000         8,292,975
   Memphis GO, Pre-Refunded, 5.00%, 4/01/17 ......................................................       3,000,000         3,179,970
   Metropolitan Government of Nashville and Davidson County District Energy Revenue, Series A,
    AMBAC Insured, 5.00%, 10/01/25 ...............................................................       5,460,000         5,761,993
   Tennessee HDA Revenue, Homeownership Program, Refunding, Series 1D, 4.70%,
    7/01/15 ......................................................................................         645,000           650,773
                                                                                                                      --------------
                                                                                                                          30,912,681
                                                                                                                      --------------
   TEXAS 5.2%
   Austin Electric Utility System Revenue, Refunding, MBIA Insured, 5.00%, 11/15/28 ..............      10,000,000        10,478,500
   Bexar County Health Facilities Development Corp. Revenue, Incarnate Word Health Services,
    FSA Insured, ETM,
     6.00%, 11/15/15 .............................................................................       7,500,000         7,724,550
     6.10%, 11/15/23 .............................................................................       8,300,000         8,740,315
   Bexar County HFC, MFHR,
     American Opportunity Housing, Series A, MBIA Insured, 5.80%, 1/01/31 ........................       6,000,000         6,290,160
     Honey Creek Apartments Project, Series A, MBIA Insured, 6.125%, 4/01/20 .....................       1,000,000         1,068,540
     Honey Creek Apartments Project, Series A, MBIA Insured, 6.20%, 4/01/30 ......................       2,845,000         3,042,642
   Bexar Metropolitan Water District Waterworks Systems Revenue, Refunding, MBIA Insured,
     5.875%, 5/01/22 .............................................................................       2,860,000         2,936,390
     6.35%, 5/01/25 ..............................................................................       1,890,000         1,941,219
   Bridge City ISD, GO, Refunding, 5.375%, 2/15/32 ...............................................       2,005,000         2,129,370
   Carrollton GO, Improvement, FSA Insured, 5.25%, 8/15/19 .......................................       1,000,000         1,075,840
   Castleberry ISD Revenue, Refunding, 6.00%, 8/15/25 ............................................         175,000           180,427
   Dallas ISD, GO, Refunding, 5.25%, 2/15/20 .....................................................       2,000,000         2,155,560
   Dallas-Fort Worth International Airport Revenue, Refunding and Improvement, Series A,
    FGIC Insured, 5.625%, 11/01/26 ...............................................................      85,000,000        91,586,650
   Decatur Hospital Authority Hospital Revenue, Series A, ETM, 5.75%, 9/01/29 ....................       4,175,000         4,751,818
   Duncanville ISD, GO, Refunding, Series B, 5.25%, 2/15/32 ......................................       9,900,000        10,511,622
   Edcouch Elsa ISD, GO, Pre-Refunded, 5.50%, 2/15/30 ............................................       2,000,000         2,190,000
   Gulf Coast Waste Disposal Authority Environmental Improvement Revenue, UXS Corp. Projects,
    Refunding, 5.50%, 9/01/17 ....................................................................       3,250,000         3,403,140
   Gulf Coast Waste Disposal Authority Revenue, Valero Energy Corp. Project, 5.70%,
    4/01/32 ......................................................................................       3,000,000         3,059,250
   Hidalgo County GO, Certificates of Obligation, FSA Insured, Pre-Refunded, 5.25%,
    8/15/21 ......................................................................................       2,500,000         2,746,050
   Houston Airport System Revenue, sub. lien, Series B, FSA Insured, 5.50%, 7/01/30 ..............       2,000,000         2,154,660
   Houston Area Water Corp. Contract Revenue, Northeast Water Purification Project,
    FGIC Insured, 5.125%, 3/01/28 ................................................................      15,000,000        15,728,250
   Houston GO, Public Improvement, Refunding, MBIA Insured, 5.00%, 3/01/25 .......................       5,000,000         5,227,650
   Houston Water and Sewer Systems Revenue, junior lien, Series B, FGIC Insured, Pre-Refunded,
     5.00%, 12/01/25 .............................................................................       9,710,000        10,310,661
     5.25%, 12/01/30 .............................................................................      14,000,000        15,258,880


24 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   TEXAS (CONT.)
   Joshua ISD, GO, Refunding, Series B, 6.125%, 2/15/26 ..........................................     $    20,000    $       20,043
   Keller ISD, GO, Refunding, 5.375%, 8/15/25 ....................................................       1,500,000         1,603,740
   Kerrville ISD, GO, Pre-Refunded, 6.00%, 8/15/13 ...............................................       1,000,000         1,125,740
   Laredo ISD, GO, Pre-Refunded, 5.25%, 8/01/24 ..................................................       4,000,000         4,312,960
   Little Cypress Mauriceville Consolidated ISD, GO, Refunding, 5.90%, 8/01/29 ...................       2,130,000         2,324,000
   Lower Colorado River Authority Revenue,
     Refunding and Improvement, Series A, MBIA Insured, 5.00%, 5/15/26 ...........................       2,000,000         2,079,180
     Refunding, FSA Insured, 5.00%, 5/15/31 ......................................................      10,000,000        10,365,700
   Lubbock HFC, SFMR, MBS Program, Refunding, Series A, GNMA Secured, 6.125%,
    12/01/17 .....................................................................................         270,000           279,396
   North Central Texas Health Facility Development Corp. Revenue,
     Children's Medical Center Dallas, Refunding, AMBAC Insured, 5.25%, 8/15/24 ..................      19,335,000        20,704,305
     Texas Health Resources System, Series B, MBIA Insured, 5.125%, 2/15/22 ......................       5,985,000         6,236,370
   Northside ISD, GO, Refunding, 5.00%, 2/15/26 ..................................................       2,500,000         2,595,300
   Nueces River Authority Environmental Improvement Revenue, Asarco Inc. Project, Refunding,
     5.60%, 1/01/27 ..............................................................................       6,000,000         5,236,320
     Series A, 5.60%, 4/01/18 ....................................................................       4,500,000         4,070,790
   Onalaska ISD, GO, 5.375%, 2/15/32 .............................................................       2,840,000         3,043,969
   Pasadena GO, Certificates of Obligation, FGIC Insured, 5.25%, 4/01/32 .........................       3,000,000         3,163,260
   Port Corpus Christi IDC Revenue, Valero, Refunding, Series B, 5.40%, 4/01/18 ..................       4,000,000         4,211,200
   Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.65%,
    12/01/22 .....................................................................................      15,000,000        15,842,550
   Red River Authority PCR, West Texas Utilities Co. Project, Public Service Co. of Oklahoma,
    Central Power and Light Co., Refunding, MBIA Insured, 6.00%, 6/01/20 .........................      12,000,000        12,534,840
   Richardson GO, Hotel Occupancy Certificates, Series A, FGIC Insured, 5.75%, 2/15/21 ...........       2,500,000         2,734,975
   Sabine River Authority PCR, Southwestern Electric Power Co., Refunding, MBIA Insured,
    6.10%, 4/01/18 ...............................................................................       9,000,000         9,367,110
   San Antonio Water Revenue,
     Refunding, FSA Insured, 5.00%, 5/15/28 ......................................................       5,000,000         5,209,700
     Systems, Refunding, FSA Insured, 5.00%, 5/15/25 .............................................       5,000,000         5,233,650
   Southmost Regional Water Authority Water Supply Contract Revenue, MBIA Insured, 5.00%,
    9/01/25 ......................................................................................       5,000,000         5,242,550
   Tarrant County Health Facilities Development Corp. Health System Revenue, Harris Methodist
    Health System, FGIC Insured, ETM, 6.00%, 9/01/24 .............................................       4,000,000         4,777,440
   Tarrant County Health Facilities Development Corp. Revenue, Bethesda Living Centers,
    Series C, 5.75%,
     8/15/18 .....................................................................................       1,570,000         1,533,435
     8/15/28 .....................................................................................       3,900,000         3,636,516
   Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%,
    10/01/20 .....................................................................................         500,000           667,250
   Texas State GO, Veterans Housing Assistance, Fund I, Refunding, Series A, 6.15%,
    12/01/25 .....................................................................................       1,000,000         1,022,030
   Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center Project,
     Series A, MBIA Insured, 5.50%, 11/01/17 .....................................................       1,735,000         1,825,046
     Series D, FSA Insured, 5.375%, 11/01/27 .....................................................      12,480,000        13,381,680
   University of Texas University Revenues, Financing System, Series A, Pre-Refunded, 5.70%,
    8/15/20 ......................................................................................       1,000,000         1,095,860


                                         Quarterly Statement of Investments | 25

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   TEXAS (CONT.)
   Wylie ISD, GO,
     Pre-Refunded, 7.00%, 8/15/24 ................................................................     $   660,000    $      785,440
     Refunding, 7.00%, 8/15/24 ...................................................................         340,000           402,186
                                                                                                                      --------------
                                                                                                                         371,356,675
                                                                                                                      --------------
   U.S. TERRITORIES 1.7%
   Children's Trust Fund Tobacco Settlement Revenue, Asset Backed Bonds, Refunding, 5.375%,
    5/15/33 ......................................................................................      22,880,000        23,901,592
   Puerto Rico Commonwealth GO,
     AMBAC Insured, Pre-Refunded, 5.40%, 7/01/25 .................................................         250,000           259,758
     Public Improvement, Pre-Refunded, 5.75%, 7/01/17 ............................................         250,000           266,405
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
     5.00%, 7/01/36 ..............................................................................      62,000,000        64,919,580
     5.50%, 7/01/36 ..............................................................................       7,000,000         7,738,010
   Puerto Rico Housing Bank and Financing Authority SFMR, Affordable Housing Mortgage,
    First Portfolio, 6.25%, 4/01/29 ..............................................................         130,000           132,682
   Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing
    Authority Revenue, PepsiCo Inc. Project, 6.25%, 11/15/13 .....................................         350,000           358,750
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Industrial Revenue,
     Guaynabo Warehouse, Series A, 5.15%, 7/01/19 ................................................         850,000           869,686
     Teacher's Retirement System Revenue, Series B, ETM, 5.50%, 7/01/21 ..........................         250,000           260,550
   Puerto Rico PBA Revenue, Government Facilities, Series D,
     5.25%, 7/01/27 ..............................................................................       3,265,000         3,468,671
     Pre-Refunded, 5.25%, 7/01/27 ................................................................       8,735,000         9,620,816
   University of Puerto Rico Revenues, Series M, MBIA Insured, 5.25%, 6/01/25 ....................         285,000           290,771
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
     5.50%, 10/01/18 .............................................................................       1,400,000         1,481,326
     5.50%, 10/01/22 .............................................................................       5,000,000         5,273,600
     5.625%, 10/01/25 ............................................................................       1,900,000         2,002,258
   Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
    7/01/18 ......................................................................................         500,000           506,870
                                                                                                                      --------------
                                                                                                                         121,351,325
                                                                                                                      --------------
   UTAH 0.7%
   Carbon County Solid Waste Disposal Revenue, Laidlaw Inc. Project, Refunding, Series A,
    7.50%, 2/01/10 ...............................................................................       5,050,000         5,184,532
   Intermountain Power Agency Power Supply Revenue,
     ETM, 6.15%, 7/01/14 .........................................................................      16,225,000        17,435,872
     Series A, 6.15%, 7/01/14 ....................................................................       8,775,000         9,194,533
   Salt Lake County College Revenue, Westminster College Project,
     5.70%, 10/01/17 .............................................................................       1,000,000         1,048,440
     5.75%, 10/01/27 .............................................................................       1,000,000         1,042,890
     5.625%, 10/01/28 ............................................................................       3,305,000         3,479,636
   South Jordan Sales Tax Revenue, AMBAC Insured, 5.20%, 8/15/26 .................................       4,770,000         5,034,830
   South Valley Water Reclamation Facility Sewer Revenue, AMBAC Insured, 5.00%,
    8/15/30 ......................................................................................       5,730,000         6,039,649
   Utah State HFAR, SFM, Series B, 6.55%, 7/01/26 ................................................         200,000           200,800
                                                                                                                      --------------
                                                                                                                          48,661,182
                                                                                                                      --------------


26 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   VERMONT 0.3%
   Burlington Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/28 ............................     $ 5,780,000    $    6,052,643
   Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen Health,
    Series A, AMBAC Insured, 6.125%, 12/01/27 ....................................................      13,000,000        14,664,910
   Vermont HFA, SFHR, Series 5, 7.00%, 11/01/27 ..................................................       2,565,000         2,606,040
                                                                                                                      --------------
                                                                                                                          23,323,593
                                                                                                                      --------------
   VIRGINIA 0.5%
   Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, MBIA Insured,
    5.00%, 6/15/30 ...............................................................................      12,260,000        12,953,671
   Henrico County IDA Public Facilities Lease Revenue, Regional Jail Project, Pre-Refunded,
    6.00%, 8/01/05 ...............................................................................       7,250,000         7,250,000
   Medical College Hospital Authority Revenue, General Revenue Bonds, MBIA Insured, 5.125%,
    7/01/18 ......................................................................................       2,000,000         2,100,220
   Virginia State HDA Commonwealth Mortgage Revenue, Series H, Sub Series H-1,
    MBIA Insured, 5.35%, 7/01/31 .................................................................      10,000,000        10,347,300
                                                                                                                      --------------
                                                                                                                          32,651,191
                                                                                                                      --------------
   WASHINGTON 3.1%
   Bellingham Housing Authority Revenue, Pacific Rim and Cascade Meadows Project,
    Refunding, MBIA Insured, 5.20%, 11/01/27 .....................................................         200,000           203,444
   Central Puget Sound Regional Transportation Authority Sales and Use Tax Revenue, Series A,
    AMBAC Insured, 5.00%, 11/01/30 ...............................................................      20,000,000        21,136,200
   Chelan County PUD No. 1 Chelan Hydroelectric Consolidated System Revenue, Division V,
    Mandatory Put 7/01/27, Series A, 5.65%, 7/01/32 ..............................................       5,000,000         5,223,000
   Chelan County PUD No. 1 Consolidated Revenue, Chelan Hydroelectric, Division I, Mandatory
    Put 7/01/28, Series A, FSA Insured, 5.25%, 7/01/33 ...........................................         200,000           206,358
   Clark County PUD No. 1 Generating System Revenue,
     FGIC Insured, ETM, 6.00%, 1/01/08 ...........................................................         200,000           214,090
     Refunding, FSA Insured, 5.50%, 1/01/25 ......................................................      15,015,000        16,282,867
   Clark County Sewer Revenue, MBIA Insured, Pre-Refunded, 5.70%, 12/01/16 .......................         200,000           207,712
   Energy Northwest Electric Revenue, Columbia Generating, Refunding, Series B, FSA Insured,
    5.35%, 7/01/18 ...............................................................................      11,500,000        12,515,795
   Goat Hill Properties Lease Revenue, Government Office Building Project, MBIA Insured,
    5.00%, 12/01/33 ..............................................................................      18,500,000        19,355,070
   Grant County PUD No. 2 Priest Rapids Hydro Electric Revenue, Second Series B,
    MBIA Insured, 5.875%, 1/01/26 ................................................................         100,000           103,065
   Grant County PUD No. 2 Wanapum Hydro Electric Revenue, Refunding,
     Second Series A, MBIA Insured, 5.20%, 1/01/23 ...............................................         250,000           261,082
     Series D, FSA Insured, 5.20%, 1/01/23 .......................................................       6,000,000         6,385,980
   King County GO, Sewer, Refunding, Series C, 6.25%, 1/01/32 ....................................       8,715,000         9,254,023
   King County Housing Authority Revenue, Woodridge Park Project, 6.25%, 5/01/15 .................         175,000           175,268
   King County School District No. 400 Mercer Island GO, Pre-Refunded, 5.90%, 12/01/15 ...........         100,000           102,631
   King County School District No. 408 Auburn GO, FSA Insured, 5.00%, 12/01/24 ...................       5,000,000         5,277,850
   King County School District No. 415 Kent GO, FSA Insured, Pre-Refunded, 5.875%,
    6/01/16 ......................................................................................         200,000           205,222
   Pierce County EDC Solid Waste Revenue, Occidental Petroleum Corp., 5.80%, 9/01/29 .............       4,360,000         4,371,467
   Pierce County School District No. 320 Sumner GO, FSA Insured, Pre-Refunded, 6.00%,
    12/01/14 .....................................................................................       2,000,000         2,262,800
   Pierce County School District No. 403 Bethel GO, FGIC Insured, 5.25%, 12/01/22 ................       5,000,000         5,390,000


                                         Quarterly Statement of Investments | 27

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   WASHINGTON (CONT.)
   Pierce County Sewer Revenue, Pre-Refunded, 5.70%, 2/01/17 .....................................     $   100,000    $      101,483
   Port Seattle Revenue, Refunding,
     MBIA Insured, 5.00%, 7/01/33 ................................................................      10,000,000        10,396,800
     Series A, FGIC Insured, 5.00%, 4/01/31 ......................................................      21,680,000        22,457,011
   Seattle Housing Authority Low Income Housing Assistance Revenue, Kin On Project, 7.40%,
    11/20/36 .....................................................................................          99,000           107,736
   Seattle Municipal Light and Power Revenue, 5.40%, 12/01/25 ....................................      10,000,000        10,784,600
   Seattle Water System Revenue, FGIC Insured, 5.00%, 10/01/23 ...................................         300,000           316,548
   Snohomish County Housing Authority Revenue, Pooled, 6.30%, 4/01/16 ............................         200,000           202,356
   Snohomish County USD No. 6 GO, 6.50%, 12/01/11 ................................................       7,000,000         8,130,570
   Spokane County GO, Pre-Refunded, 6.00%, 12/01/14 ..............................................         130,000           135,519
   Spokane County Water District No. 3 Water Revenue, Refunding, 5.90%, 1/01/14 ..................          15,000            15,162
   Tacoma GO, Series A, MBIA Insured, 5.625%, 12/01/22 ...........................................         300,000           315,420
   Twenty-Fifth Avenue Properties Washington Student Housing Revenue, MBIA Insured,
     5.125%, 6/01/22 .............................................................................       2,925,000         3,110,767
     5.25%, 6/01/33 ..............................................................................       9,770,000        10,301,683
   Washington State GO,
     Motor Vehicle Fuel Tax, Series 1995D DD-15 and R-95C, Pre-Refunded, 6.00%,
       9/01/20 ...................................................................................         240,000           240,650
     Motor Vehicle Fuel Tax, Series B, FGIC Insured, 5.00%, 7/01/27 ..............................      10,000,000        10,540,300
     Series A, FGIC Insured, 5.00%, 7/01/27 ......................................................      10,000,000        10,540,300
     Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 ......................................      10,120,000        10,805,731
   Washington State Health Care Facilities Authority Revenue,
     Multicare Health Systems, MBIA Insured, 5.00%, 8/15/22 ......................................         250,000           257,625
     Providence Services, MBIA Insured, 5.50%, 12/01/26 ..........................................       6,000,000         6,382,440
   Washington State Higher Education Facilities Authority Revenue, Pacific Lutheran University
    Project, Refunding, Connie Lee Insured, 5.70%, 11/01/26 ......................................         200,000           209,508
   Washington State Public Power Supply System Revenue, Nuclear Project No. 2, Refunding,
    Series A, 6.30%, 7/01/12 .....................................................................       7,700,000         8,905,666
                                                                                                                      --------------
                                                                                                                         223,391,799
                                                                                                                      --------------
   WEST VIRGINIA 0.6%
   Braxton County Solid Waste Disposal Revenue, Weyerhaeuser Co. Project, Refunding, 5.40%,
    5/01/25 ......................................................................................      10,000,000        10,178,900
   Tyler County PCR, Union Carbide Corp., 7.625%, 8/01/05 ........................................       2,400,000         2,400,000
   West Virginia State GO, Series A, FGIC Insured, 5.20%, 11/01/26 ...............................      10,000,000        11,081,000
   West Virginia State Water Development Water Revenue, Loan Program 2, Refunding, Series B,
    AMBAC Insured, 5.00%, 11/01/29 ...............................................................       7,500,000         7,914,075
   West Virginia University Revenues, Improvement, West Virginia University Projects, Series C,
    FGIC Insured, 5.00%, 10/01/34 ................................................................      10,000,000        10,486,200
                                                                                                                      --------------
                                                                                                                          42,060,175
                                                                                                                      --------------
   WISCONSIN 0.7%
   Janesville IDR, Simmons Manufacturing Co., 7.00%, 10/15/17 ....................................       2,200,000         2,213,112
   Wisconsin Housing and EDA Homeownership Revenue, Refunding, Series A, 6.10%,
    11/01/10 .....................................................................................       7,920,000         8,058,046


28 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   WISCONSIN (CONT.)
   Wisconsin State Health and Educational Facilities Authority Revenue,
     Children's Hospital of Wisconsin Inc., AMBAC Insured, 5.375%, 2/15/28 .......................     $21,050,000    $   21,645,083
     Franciscan Sisters Christian, Series A, 5.50%, 2/15/18 ......................................       1,500,000         1,538,400
     Franciscan Sisters Christian, Series A, 5.50%, 2/15/28 ......................................       1,000,000         1,018,820
     Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/13 ..................................       6,500,000         6,650,475
     Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/17 ..................................       7,500,000         7,673,625
                                                                                                                      --------------
                                                                                                                          48,797,561
                                                                                                                      --------------
   WYOMING 0.0%(b)
   Wyoming CDA, MFMR, Series A,
     6.90%, 6/01/12 ..............................................................................         260,000           260,666
     6.95%, 6/01/24 ..............................................................................         815,000           817,241
                                                                                                                      --------------
                                                                                                                           1,077,907
                                                                                                                      --------------
   TOTAL BONDS (COST $6,240,180,702) .............................................................                     6,657,903,868
                                                                                                                      --------------
   ZERO COUPON/STEP-UP BONDS 5.0%
   CALIFORNIA 1.4%
   Foothill/Eastern Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, 1/15/24 ....................................................      65,000,000        22,296,950
     Convertible Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.85% thereafter,
       1/15/23 ...................................................................................      35,000,000        29,909,950
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.75% thereafter,
       1/15/21 ...................................................................................      50,000,000        46,131,500
     senior lien, ETM, 1/01/23 ...................................................................       7,000,000         3,303,370
                                                                                                                      --------------
                                                                                                                         101,641,770
                                                                                                                      --------------
   COLORADO 0.0%(b)
   Colorado Springs Airport Revenue, Series C,
     1/01/07 .....................................................................................       1,675,000         1,587,682
     1/01/08 .....................................................................................         800,000           726,112
     1/01/11 .....................................................................................       1,450,000         1,142,716
                                                                                                                      --------------
                                                                                                                           3,456,510
                                                                                                                      --------------
   DISTRICT OF COLUMBIA 0.2%
   District of Columbia Revenue, Capital Appreciation, Georgetown University,
     MBIA Insured, 4/01/22 .......................................................................      12,870,000         5,325,863
     MBIA Insured, 4/01/23 .......................................................................      14,160,000         5,501,302
     Series A, MBIA Insured, 4/01/20 .............................................................       8,860,000         4,159,681
                                                                                                                      --------------
                                                                                                                          14,986,846
                                                                                                                      --------------
   FLORIDA 0.1%
   Florida State Mid-Bay Bridge Authority Revenue, Series A, AMBAC Insured,
     10/01/23 ....................................................................................       5,000,000         2,014,800
     10/01/24 ....................................................................................       3,000,000         1,141,260
   Miami-Dade County Special Obligation Revenue, Sub Series B, MBIA Insured, 10/01/34 ............       5,500,000         1,127,170
                                                                                                                      --------------
                                                                                                                           4,283,230
                                                                                                                      --------------


                                         Quarterly Statement of Investments | 29

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON/STEP-UP BONDS (CONT.)
   ILLINOIS 1.0%
   Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
     Capital Appreciation, 2002, Series A, FGIC Insured, 6/15/08 .................................     $   185,000    $      168,431
     Capital Appreciation, 2002, Series A, FGIC Insured, 6/15/09 .................................         235,000           205,808
     Capital Appreciation, 2002, Series A, FGIC Insured, ETM, 6/15/08 ............................       7,000,000         6,391,070
     Capital Appreciation, 2002, Series A, FGIC Insured, ETM, 6/15/09 ............................       9,275,000         8,141,410
     Capital Appreciation, McCormick Place, Refunding, Series B, 6/15/22 .........................      30,000,000        18,154,500
     Capital Appreciation, McCormick Place, Refunding, Series B, MBIA Insured, 6/15/20 ...........       8,240,000         6,402,233
     Capital Appreciation, McCormick Place, Refunding, Series B, MBIA Insured, 6/15/21 ...........       6,000,000         4,661,340
     Capital Appreciation, Series A, FGIC Insured, ETM, 6/15/08 ..................................       1,315,000         1,200,608
     Capital Appreciation, Series A, FGIC Insured, ETM, 6/15/09 ..................................       1,490,000         1,307,892
     McCormick Place Expansion Project, Series A, FGIC Insured, 6/15/10 ..........................         155,000           130,044
     McCormick Place Expansion Project, Series A, FGIC Insured, ETM, 6/15/10 .....................       7,845,000         6,603,921
     McCormick Place Expansion Project, Series A, FGIC Insured, ETM, 6/15/11 .....................       9,690,000         7,801,225
   University of Illinois University Revenues, Auxiliary Facilities, AMBAC Insured, 4/01/10 ......      14,250,000        12,039,113
                                                                                                                      --------------
                                                                                                                          73,207,595
                                                                                                                      --------------
   KENTUCKY 1.2%
   Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A,
     8/15/07 .....................................................................................       1,640,000         1,535,630
     8/15/08 .....................................................................................       4,505,000         4,063,420
     8/15/09 .....................................................................................       4,580,000         3,933,304
     8/15/10 .....................................................................................       4,620,000         3,799,996
     8/15/13 .....................................................................................       6,825,000         4,910,656
     8/15/14 .....................................................................................       6,860,000         4,716,730
     8/15/16 .....................................................................................       7,005,000         4,385,480
     8/15/17 .....................................................................................       7,115,000         4,239,188
   Kentucky Economic Development Finance Authority Health System Revenue,
    Norton Healthcare Inc.,
     Refunding, Series B, MBIA Insured, 10/01/18 .................................................      10,000,000         5,560,100
     Refunding, Series C, MBIA Insured, zero cpn. to 10/01/05, 6.05% thereafter,
       10/01/19 ..................................................................................      11,080,000        12,308,994
     Series C, MBIA Insured, zero cpn. to 10/01/05, 6.10% thereafter, 10/01/21 ...................       8,925,000         9,879,440
     Series C, MBIA Insured, zero cpn. to 10/01/05, 6.10% thereafter, 10/01/23 ...................      16,945,000        18,671,187
   Owensboro Electric Light and Power Revenue, Series B, AMBAC Insured, 1/01/08 ..................       5,250,000         4,850,475
                                                                                                                      --------------
                                                                                                                          82,854,600
                                                                                                                      --------------
   LOUISIANA 0.2%
   Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish Memorial
    Hospital Project, Series A, Connie Lee Insured, 12/01/22 .....................................      11,040,000        10,910,501
                                                                                                                      --------------
   MICHIGAN 0.1%
   Coldwater Community Schools GO, Capital Appreciation, MBIA Insured, Pre-Refunded,
    5/01/18 ......................................................................................       5,935,000         2,958,123
   Harrison Community Schools GO, AMBAC Insured, 5/01/20 .........................................       6,000,000         2,562,900
                                                                                                                      --------------
                                                                                                                           5,521,023
                                                                                                                      --------------


30 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON/STEP-UP BONDS (CONT.)
   NEVADA 0.1%
   Director of the State Department of Business and Industry Revenue, Las Vegas Monorail
    Project, AMBAC Insured,
     1/01/25 .....................................................................................     $ 3,080,000    $    1,203,510
     1/01/26 .....................................................................................       3,815,000         1,411,817
     1/01/27 .....................................................................................       3,000,000         1,050,840
     1/01/28 .....................................................................................      13,315,000         4,411,925
     1/01/29 .....................................................................................       8,410,000         2,634,517
                                                                                                                      --------------
                                                                                                                          10,712,609
                                                                                                                      --------------
   NEW JERSEY 0.1%
   New Jersey State Turnpike Authority Turnpike Revenue, Growth and Income Securities,
    Series B, AMBAC Insured, 1/01/35 .............................................................      10,000,000         6,513,300
                                                                                                                      --------------
   TEXAS 0.3%
   Hays Consolidated ISD, GO, Capital Appreciation, Pre-Refunded,
     8/15/19 .....................................................................................       5,285,000         2,645,459
     8/15/21 .....................................................................................       8,420,000         3,719,367
     8/15/22 .....................................................................................       8,470,000         3,518,099
   Texas State Turnpike Authority Central Texas Turnpike System Revenue, Capital Appreciation,
    AMBAC Insured, 8/15/31 .......................................................................      43,500,000        10,335,165
                                                                                                                      --------------
                                                                                                                          20,218,090
                                                                                                                      --------------
   WASHINGTON 0.3%
   Washington State Public Power Supply System Revenue, Nuclear Project No. 3,
     Capital Appreciation, Series B, 7/01/14 .....................................................      12,450,000         8,551,407
     Capital Appreciation, Series B, ETM, 7/01/14 ................................................       2,550,000         1,790,151
     Refunding, Series B, 7/01/12 ................................................................       6,400,000         4,821,568
     Refunding, Series B, 7/01/13 ................................................................      11,000,000         7,960,480
                                                                                                                      --------------
                                                                                                                          23,123,606
                                                                                                                      --------------
   TOTAL ZERO COUPON/STEP-UP BONDS (COST $320,812,480) ...........................................                       357,429,680
                                                                                                                      --------------
   TOTAL LONG TERM INVESTMENTS (COST $6,560,993,182) .............................................                     7,015,333,548
                                                                                                                      --------------
   SHORT TERM INVESTMENTS 1.4%
   CALIFORNIA 0.1%
(e)California State Department of Water Resources Power Supply Revenue,
     Series B-5, Daily VRDN and Put, 2.20%, 5/01/22 ..............................................       3,400,000         3,400,000
     Series B-6, Daily VRDN and Put, 2.24%, 5/01/22 ..............................................       1,800,000         1,800,000
(e)California State GO, Kindergarten University, Series B-3, Daily VRDN and Put, 2.24%,
    5/01/34 ......................................................................................       2,150,000         2,150,000
(e)Metropolitan Water District Southern California Waterworks Revenue, Refunding, Series B-1,
    Daily VRDN and Put, 2.24%, 7/01/35 ...........................................................       1,800,000         1,800,000
                                                                                                                      --------------
                                                                                                                           9,150,000
                                                                                                                      --------------
   FLORIDA 0.1%
(e)Orange County School Board COP, Series B, MBIA Insured, Daily VRDN and Put, 2.30%,
    8/01/27 ......................................................................................       4,500,000         4,500,000
                                                                                                                      --------------


                                         Quarterly Statement of Investments | 31

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONT.)
   GEORGIA 0.2%
(e)Atlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN and Put, 2.30%,
    11/01/41 .....................................................................................     $12,260,000    $   12,260,000
(e)Hapeville IDAR, Hapeville Hotel Ltd., Daily VRDN and Put, 2.27%, 11/01/15 .....................       3,300,000         3,300,000
                                                                                                                      --------------
                                                                                                                          15,560,000
                                                                                                                      --------------
   LOUISIANA 0.0%(b)
(e)Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
    First Stage, ACES, Refunding, Daily VRDN and Put, 2.30%, 9/01/17 .............................         300,000           300,000
                                                                                                                      --------------
   MARYLAND 0.0%(b)
(e)Maryland State EDC Revenue, U.S. Pharmacopeial Project, Series A, AMBAC Insured,
    Daily VRDN and Put, 2.33%, 7/01/34 ...........................................................         900,000           900,000
                                                                                                                      --------------
   MASSACHUSETTS 0.2%
(e)Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
    Program, Series D, MBIA Insured, Daily VRDN and Put, 2.27%, 1/01/35 ..........................      13,710,000        13,710,000
                                                                                                                      --------------
   MICHIGAN 0.1%
(e)Detroit Sewage Disposal Revenue, senior lien, Series B, FSA Insured, Daily VRDN and Put,
    2.30%, 7/01/33 ...............................................................................       8,500,000         8,500,000
(e)Michigan State University Revenues, Series A, Daily VRDN and Put, 2.30%, 8/15/32 ..............       1,000,000         1,000,000
                                                                                                                      --------------
                                                                                                                           9,500,000
                                                                                                                      --------------
   NEW MEXICO 0.1%
(e)Farmington PCR, Arizona Public Service Co., Refunding, Series B, Daily VRDN and Put,
    2.30%, 9/01/24 ...............................................................................       5,000,000         5,000,000
                                                                                                                      --------------
   NEW YORK 0.3%
(e)Long Island Power Authority Electric System Revenue,
     Sub Series 2, Daily VRDN and Put, 2.26%, 5/01/33 ............................................      12,700,000        12,700,000
     Sub Series 3B, Daily VRDN and Put, 2.28%, 5/01/33 ...........................................       4,100,000         4,100,000
(e)New York City GO,
     Sub Series E-3, Daily VRDN and Put, 2.26%, 8/01/23 ..........................................       2,300,000         2,300,000
     Sub Series H-4, Daily VRDN and Put, 2.26%, 3/01/34 ..........................................         700,000           700,000
(e)New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series G,
    FGIC Insured, Daily VRDN and Put, 2.26%, 6/15/24 .............................................       1,000,000         1,000,000
                                                                                                                      --------------
                                                                                                                          20,800,000
                                                                                                                      --------------


32 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONT.)
   TENNESSEE 0.3%
(e)Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and
    Put, 2.34%,
     7/01/31 .....................................................................................     $ 2,700,000    $    2,700,000
     1/01/33 .....................................................................................       6,000,000         6,000,000
     7/01/34 .....................................................................................       3,000,000         3,000,000
(e)Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool, Daily VRDN
    and Put, 2.34%, 4/01/32 ......................................................................       6,800,000         6,800,000
                                                                                                                      --------------
                                                                                                                          18,500,000
                                                                                                                      --------------
   TOTAL SHORT TERM INVESTMENTS (COST $97,920,000) ...............................................                        97,920,000
                                                                                                                      --------------
   TOTAL INVESTMENTS (COST $6,658,913,182) 99.6% .................................................                     7,113,253,548
   OTHER ASSETS, LESS LIABILITIES 0.4% ...........................................................                        25,298,799
                                                                                                                      --------------
   NET ASSETS 100.0% .............................................................................                    $7,138,552,347
                                                                                                                      ==============

(a)   Defaulted security.

(b)   Rounds to less than 0.05% of net assets.

(c)   Security purchased on a when-issued or delayed delivery basis.

(d) Upon review by the Internal Revenue Service (IRS), income generated by the bond has been deemed to be taxable. The Fund is currently in negotiations with Georgia Pacific and the IRS on this matter but, at this point, the future outcome is unknown as is any potential impacts to the Fund or its shareholders.

(e) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


Quarterly Statement of Investments | See Notes to Statement of Investments. | 33

FRANKLIN FEDERAL TAX-FREE INCOME FUND

SELECTED PORTFOLIO ABBREVIATIONS

ACES   -  Adjustable Convertible Exempt Securities
AMBAC  -  American Municipal Bond Assurance Corp.
BIG    -  Bond Investors Insurance Co. (acquired by MBIA in
          1989 and no longer does business under this name)
CDA    -  Community Development Authority/Agency
COP    -  Certificate of Participation
CRDA   -  Community Redevelopment Authority/Agency
EDA    -  Economic Development Authority
EDC    -  Economic Development Corp.
EDR    -  Economic Development Revenue
ETM    -  Escrow to Maturity
FGIC   -  Financial Guaranty Insurance Co.
FHA    -  Federal Housing Authority/Agency
FNMA   -  Federal National Mortgage Association
FSA    -  Financial Security Assurance Inc.
GNMA   -  Government National Mortgage Association
GO     -  General Obligation
HDA    -  Housing Development Authority/Agency
HFA    -  Housing Finance Authority/Agency
HFAR   -  Housing Finance Authority/Agency Revenue
HFC    -  Housing Finance Corp.
HMR    -  Home Mortgage Revenue
IDA    -  Industrial Development Authority/Agency
IDAR   -  Industrial Development Authority/Agency Revenue
IDB    -  Industrial Development Bond/Board
IDC    -  Industrial Development Corp.
IDR    -  Industrial Development Revenue or
          International Depository Receipt
ISD    -  Independent School District
MBIA   -  Municipal Bond Investors Assurance Corp.
MBS    -  Mortgage-Backed Securities
MF     -  Multi-Family
MFH    -  Multi-Family Housing
MFHR   -  Multi-Family Housing Revenue
MFMR   -  Multi-Family Mortgage Revenue
MFR    -  Multi-Family Revenue
MTA    -  Metropolitan Transit Authority
PBA    -  Public Building Authority
PCR    -  Pollution Control Revenue
PFAR   -  Public Financing Authority Revenue
PUD    -  Public Utility District
RDA    -  Redevelopment Agency/Authority
SF     -  Single Family
SFHR   -  Single Family Housing Revenue
SFM    -  Single Family Mortgage
SFMR   -  Single Family Mortgage Revenue
USD    -  Unified/Union School District
XLCA   -  XL Capital Assurance


34 | See Notes to Statement of Investments. | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversifed, open-end investment company.

1. INCOME TAXES

At July 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..............................   $6,657,858,828
                                                     ==============
Unrealized appreciation ..........................   $  464,550,035
Unrealized depreciation ..........................       (9,155,315)
                                                     --------------
Net unrealized appreciation (depreciation) .......   $  455,394,720
                                                     ==============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 35

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By    /s/Jimmy D. Gambill
      -------------------
         Jimmy D. Gambill
          Chief Executive Officer - Finance and Administration
Date        September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    /s/Jimmy D. Gambill
      -------------------
         Jimmy D. Gambill
          Chief Executive Officer - Finance and Administration
Date       September 26, 2005


By  /s/Galen G. Vetter
    -------------------
       Galen G. Vetter
        Chief Financial Officer
Date     September 26, 2005













                                Exhibit A

I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN FEDERAL TAX-FREE INCOME FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 26, 2005


/s/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration











I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN FEDERAL TAX-FREE INCOME FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 26, 2005


/s/Galen G. Vetter
Galen G. Vetter
Chief Financial Officer